NATIONWIDE®

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO-2929-12/05

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 1,340,064 shares (cost $12,898,359)	$16,429,186
AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 129,973 shares (cost $2,646,237)	3,175,239
AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 13,047 shares (cost $153,724)	209,921
AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 15,841 shares (cost $240,997)	252,188
AIM VIF – International Growth Fund – Series II Shares (AIMIntGr2) 73,578 shares (cost $1,117,946)	1,692,287
AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore) 60,445 shares (cost $704,801)	822,653
AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq) 24,881 shares (cost $476,496)	555,341
AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2) 92,996 shares (cost $1,663,406)	2,062,643
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 407,354 shares (cost $8,197,818)	10,041,270
Alliance VPSF – AllianceBernstein International Value Portfolio – Class B (AlIntlValB) 324,956 shares (cost $4,174,736)	6,148,174
Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 133,430 shares (cost $2,783,229)	3,541,239
Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 794,154 shares (cost $10,046,003)	13,492,685
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 66,211 shares (cost $872,739)	1,103,737
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 15,714 shares (cost $373,661)	409,834
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 71,651 shares (cost $1,928,648)	2,279,950
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 154,414 shares (cost $4,548,612)	4,915,007
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 126,750 shares (cost $2,251,201)	2,697,230
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 425,727 shares (cost $2,148,302)	2,499,019
Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS) 1,605,325 shares (cost $12,194,482)	12,361,004
Federated IS – International Equity Fund II (FedIntEq) 13,465 shares (cost $152,245)	194,165
Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2) 33,222 shares (cost $567,741)	787,018
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 296,138 shares (cost $3,422,028)	3,346,362
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 1,311,738 shares (cost $15,219,068)	14,757,054

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,509,332 shares (cost $33,709,218)	$38,472,860
Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,353,556 shares (cost $30,882,869)	34,366,792
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 1,981,820 shares (cost $41,704,959)	49,882,403
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 986,637 shares (cost $40,719,033)	33,249,652
Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 1,111,318 shares (cost $48,094,154)	37,295,833
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 961,955 shares (cost $25,479,776)	32,023,488
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 4,814,291 shares (cost $31,311,820)	29,704,174
Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 2,776,254 shares (cost $17,378,924)	17,046,200
Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2) 3,147,433 shares (cost $19,650,178)	19,136,391
Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt) 32,411,729 shares (cost $32,411,729)	32,411,729
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,463,234 shares (cost $23,947,424)	30,157,261
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 568,276 shares (cost $7,578,623)	11,661,025
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 448,678 shares (cost $6,275,454)	9,170,983
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 217,118 shares (cost $3,564,552)	4,411,832
Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 63,698 shares (cost $1,012,098)	1,305,803
Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal) 67,225 shares (cost $721,098)	847,039
Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2) 117,909 shares (cost $1,095,355)	1,476,225
Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 321,628 shares (cost $4,051,518)	4,171,518
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 275,329 shares (cost $3,745,796)	3,546,233
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 182,451 shares (cost $2,199,031)	2,335,369
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 390,842 shares (cost $5,276,472)	5,878,261
Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS) 379,797 shares (cost $5,668,637)	5,674,173
Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 284,719 shares (cost $3,971,510)	4,216,694
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 2,103,389 shares (cost $50,875,314)	65,268,175
Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,631,606 shares (cost $39,189,076)	50,465,568
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 1,905,531 shares (cost $40,059,799)	58,480,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPI500) 544,181 shares (cost $71,760,681)	$77,208,429
Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 4,423,610 shares (cost $57,790,261)	56,445,267
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 19,791 shares (cost $169,034)	181,290
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 341,202 shares (cost $2,708,627)	3,074,228
Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal) 2,611,963 shares (cost $37,571,842)	38,604,811
Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS) 999,723 shares (cost $13,600,027)	14,695,935
Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 585,602 shares (cost $7,769,537)	8,561,497
Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class (FidVIPDyCapS) 78,220 shares (cost $537,840)	676,600
Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2 (FidVIPDyCapS2) 497,774 shares (cost $3,241,398)	4,270,898
Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 1,300,159 shares (cost $18,135,287)	19,177,342
Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 1,908,724 shares (cost $28,460,627)	27,981,895
Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 1,194,014 shares (cost $14,623,976)	17,349,016
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 5,768,958 shares (cost $117,187,857)	100,033,730
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 1,809,984 shares (cost $37,662,341)	31,367,019
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 355,028 shares (cost $5,441,617)	6,117,129
Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 148,248 shares (cost $3,308,531)	5,204,991
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 714,859 shares (cost $15,378,165)	24,984,312
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,864,746 shares (cost $38,766,319)	64,650,741
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 33,574 shares (cost $384,756)	469,028
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 488,916 shares (cost $6,378,348)	6,854,598
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 141,277 shares (cost $2,232,517)	2,558,528
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 30,907 shares (cost $384,676)	489,575
Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 16,441 shares (cost $254,055)	272,257
Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 242,820 shares (cost $3,775,447)	4,021,098
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 69,970 shares (cost $1,065,882)	1,214,682
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II (GVITMidCap2) 536,378 shares (cost $8,143,822)	9,279,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2) 173,556 shares (cost $1,889,329)	$2,259,701
Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 606,007 shares (cost $7,863,452)	7,920,516
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 2,172,327 shares (cost $26,226,509)	25,068,650
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 1,606,543 shares (cost $16,762,357)	19,230,315
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 3,269,236 shares (cost $33,253,852)	33,575,058
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 13,260,466 shares (cost $131,559,182)	151,169,310
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,187,741 shares (cost $51,541,233)	61,422,855
Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 4,614,123 shares (cost $46,806,747)	50,340,084
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 27,843,852 shares (cost $27,843,852)	27,843,852
Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 257,634 shares (cost $3,307,564)	4,055,159
Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 53,675 shares (cost $628,252)	618,877
Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 663,220 shares (cost $7,724,218)	7,580,608
Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 36,960 shares (cost $801,290)	841,941
Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 329,225 shares (cost $7,522,013)	7,417,446
Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 89,841 shares (cost $1,206,124)	1,119,413
MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 519,920 shares (cost $4,269,774)	5,053,626
MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 1,022,390 shares (cost $6,180,120)	7,361,209
MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS) 280,069 shares (cost $3,516,557)	4,327,070
MFS® VIT – Value Series – Service Class (MFSValS) 659,060 shares (cost $6,786,018)	8,205,291
MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2) 258,923 shares (cost $2,439,012)	2,609,948
MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2) 284,334 shares (cost $2,683,853)	3,136,207
MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2) 2,976,472 shares (cost $29,998,860)	30,955,307
Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes) 29,117 shares (cost $410,304)	434,140
Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 444,339 shares (cost $14,413,235)	16,987,070
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 12,578 shares (cost $352,724)	421,984
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 345,225 shares (cost $9,845,665)	11,444,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 22,711 shares (cost $546,420)	$758,078
Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 285,360 shares (cost $6,428,007)	9,462,547
Oppenheimer High Income Fund/VA – Initial Class (OppHighInc) 236,001 shares (cost $1,932,565)	1,991,852
Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 814,624 shares (cost $13,968,516)	17,620,319
Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap) 51,843 shares (cost $650,040)	890,657
Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 3,965,769 shares (cost $19,619,714)	20,582,339
Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 37,043 shares (cost $851,110)	976,077
Putnam VT International Equity Fund – IB Shares (PVTIntEq) 27,641 shares (cost $369,670)	449,450
Putnam VT Small Cap Value – IB Shares (PVTSmCapVal) 22,929 shares (cost $375,356)	525,756
Putnam VT Voyager II Fund – IB Shares (PVTVoyII) 33,753 shares (cost $857,224)	963,638
STI Classic Variable Trust – Capital Appreciation Fund (STICapAp) 17,348 shares (cost $267,955)	281,898
STI Classic Variable Trust – International Equity Fund (STIIntlEq) 875 shares (cost $8,201)	10,666
STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd) 669 shares (cost $6,827)	6,796
STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV) 5,214 shares (cost $55,080)	64,492
STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 18,282 shares (cost $239,059)	267,281
STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq) 13,278 shares (cost $137,102)	179,382
STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 6,129 shares (cost $102,024)	111,791
Van Kampen LIT – Comstock Portfolio – Class II (VKCom2) 1,565,178 shares (cost $18,040,494)	21,364,675
Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2) 197,238 shares (cost $4,416,398)	5,485,187
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 202,049 shares (cost $2,320,960)	2,315,478
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 187,602 shares (cost $3,834,298)	4,299,848

Total investments	1,792,181,915
Accounts receivable	103,762

Total assets	1,792,285,677
Accounts payable	–

Contract owners’ equity (note 4)	$1,792,285,677

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMIntGr2	AIMMidCore	AIMPreEq
Reinvested dividends	$37,880,046	–	–	–	–	9,333	4,145	4,612
Mortality and expense risk charges (note 2)	(23,050,251)	(215,991)	(43,681)	(2,151)	(1,835)	(19,129)	(8,331)	(5,601)

Net investment income (loss)	14,829,795	(215,991)	(43,681)	(2,151)	(1,835)	(9,796)	(4,186)	(989)

Proceeds from mutual fund shares sold	446,790,849	2,746,308	1,006,286	5,559	96,454	269,408	40,172	16,424
Cost of mutual fund shares sold	(451,567,092)	(1,879,419)	(727,721)	(3,490)	(81,943)	(201,324)	(28,698)	(12,574)

Realized gain (loss) on investments	(4,776,243)	866,889	278,565	2,069	14,511	68,084	11,474	3,850
Change in unrealized gain (loss) on investments	73,925,482	(187,262)	(26,036)	16,328	1,796	180,234	16,749	21,064

Net gain (loss) on investments	69,149,239	679,627	252,529	18,397	16,307	248,318	28,223	24,914

Reinvested capital gains	23,014,795	188,856	–	–	–	–	25,338	–

Net increase (decrease) in contract owners’ equity resulting from operations	$106,993,829	652,492	208,848	16,246	14,472	238,522	49,375	23,925

Investment activity:	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
Reinvested dividends	$12,794	127,872	29,773	–	74,810	–	–	35,000
Mortality and expense risk charges (note 2)	(27,266)	(132,195)	(73,661)	(40,949)	(167,285)	(11,595)	(4,640)	(24,562)

Net investment income (loss)	(14,472)	(4,323)	(43,888)	(40,949)	(92,475)	(11,595)	(4,640)	10,438

Proceeds from mutual fund shares sold	307,372	1,383,156	1,037,214	574,555	1,791,767	73,125	39,224	155,932
Cost of mutual fund shares sold	(217,996)	(967,267)	(721,553)	(438,153)	(1,062,328)	(41,961)	(32,894)	(115,674)

Realized gain (loss) on investments	89,376	415,889	315,661	136,402	729,439	31,164	6,330	40,258
Change in unrealized gain (loss) on investments	3,231	(92,526)	468,262	293,401	(551,682)	44,190	8,198	30,606

Net gain (loss) on investments	92,607	323,363	783,923	429,803	177,757	75,354	14,528	70,864

Reinvested capital gains	–	–	96,937	–	582,281	2,718	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$78,135	319,040	836,972	388,854	667,563	66,477	9,888	81,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS
Reinvested dividends	$68,605	33,506	21,296	997,227	–	–	125,273	557,425
Mortality and expense risk charges (note 2)	(63,878)	(32,831)	(33,242)	(165,619)	(2,035)	(8,367)	(38,527)	(199,200)

Net investment income (loss)	4,727	675	(11,946)	831,608	(2,035)	(8,367)	86,746	358,225

Proceeds from mutual fund shares sold	1,603,609	332,247	391,562	4,440,194	26,993	60,338	363,791	2,633,089
Cost of mutual fund shares sold	(1,435,490)	(236,429)	(292,192)	(4,094,778)	(19,503)	(37,815)	(382,773)	(2,748,534)

Realized gain (loss) on investments	168,119	95,818	99,370	345,416	7,490	22,523	(18,982)	(115,445)
Change in unrealized gain (loss) on investments	(11,472)	(3,708)	(79,066)	(1,067,000)	7,949	67,655	(85,372)	(392,159)

Net gain (loss) on investments	156,647	92,110	20,304	(721,584)	15,439	90,178	(104,354)	(507,604)

Reinvested capital gains	–	–	–	–	–	–	21,492	101,399

Net increase (decrease) in contract owners’ equity resulting from operations	$161,374	92,785	8,358	110,024	13,404	81,811	3,884	(47,980)

Investment activity:	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
Reinvested dividends	$734,912	586,263	735,988	209,729	166,644	92,472	5,038,700	2,838,569
Mortality and expense risk charges (note 2)	(586,331)	(367,780)	(650,280)	(525,718)	(401,874)	(411,780)	(460,130)	(193,651)

Net investment income (loss)	148,581	218,483	85,708	(315,989)	(235,230)	(319,308)	4,578,570	2,644,918

Proceeds from mutual fund shares sold	12,128,807	7,851,504	10,280,714	14,430,396	9,939,033	8,666,081	19,339,599	6,090,430
Cost of mutual fund shares sold	(11,594,961)	(7,238,149)	(9,687,211)	(23,462,607)	(15,957,279)	(8,784,409)	(16,405,197)	(8,303,058)

Realized gain (loss) on investments	533,846	613,355	593,503	(9,032,211)	(6,018,246)	(118,328)	2,934,402	(2,212,628)
Change in unrealized gain (loss) on investments	(687,156)	(597,189)	(510,291)	10,563,863	7,853,157	1,668,397	(7,174,316)	(200,165)

Net gain (loss) on investments	(153,310)	16,166	83,212	1,531,652	1,834,911	1,550,069	(4,239,914)	(2,412,793)

Reinvested capital gains	1,614,992	1,355,258	1,819,525	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,610,263	1,589,907	1,988,445	1,215,663	1,599,681	1,230,761	338,656	232,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R	FidVIPOvSR	FidVIPVal
Reinvested dividends	$2,949,283	1,091,056	200,585	68,957	47,626	14,479	7,121	3,773
Mortality and expense risk charges (note 2)	(259,735)	(464,270)	(405,443)	(114,542)	(109,315)	(39,777)	(12,608)	(8,579)

Net investment income (loss)	2,689,548	626,786	(204,858)	(45,585)	(61,689)	(25,298)	(5,487)	(4,806)

Proceeds from mutual fund shares sold	5,282,275	30,158,643	7,492,567	2,624,159	1,638,689	524,832	456,497	258,061
Cost of mutual fund shares sold	(4,960,688)	(30,158,643)	(8,612,001)	(2,303,190)	(1,189,081)	(444,618)	(391,185)	(172,425)

Realized gain (loss) on investments	321,587	–	(1,119,434)	320,969	449,608	80,214	65,312	85,636
Change in unrealized gain (loss) on investments	(2,842,946)	–	5,772,176	1,466,840	936,539	564,125	143,458	(38,027)

Net gain (loss) on investments	(2,521,359)	–	4,652,742	1,787,809	1,386,147	644,339	208,770	47,609

Reinvested capital gains	–	–	156,980	62,061	47,626	13,717	6,409	–

Net increase (decrease) in contract owners’ equity resulting from operations	$168,189	626,786	4,604,864	1,804,285	1,372,084	632,758	209,692	42,803

Investment activity:	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
Reinvested dividends	$5,126	132,700	93,713	60,265	220,307	173,256	121,860	199,189
Mortality and expense risk charges (note 2)	(19,440)	(69,565)	(37,816)	(33,352)	(102,685)	(62,551)	(58,808)	(908,650)

Net investment income (loss)	(14,314)	63,135	55,897	26,913	117,622	110,705	63,052	(709,461)

Proceeds from mutual fund shares sold	265,182	1,956,845	925,131	865,342	3,343,214	1,728,403	942,316	14,830,705
Cost of mutual fund shares sold	(213,391)	(2,555,159)	(1,197,277)	(913,079)	(3,572,215)	(2,004,710)	(954,894)	(14,590,156)

Realized gain (loss) on investments	51,791	(598,314)	(272,146)	(47,737)	(229,001)	(276,307)	(12,578)	240,549
Change in unrealized gain (loss) on investments	23,383	609,637	300,512	60,024	245,999	318,862	47,254	9,652,927

Net gain (loss) on investments	75,174	11,323	28,366	12,287	16,998	42,555	34,676	9,893,476

Reinvested capital gains	–	–	–	–	2,824	2,341	1,669	12,449

Net increase (decrease) in contract owners’ equity resulting from operations	$60,860	74,458	84,263	39,200	137,444	155,601	99,397	9,196,464

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPI500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2	FidVIPBal	FidVIPBalS
Reinvested dividends	$101,480	68,937	1,598,271	2,451,994	–	–	1,189,592	415,815
Mortality and expense risk charges (note 2)	(489,042)	(712,627)	(1,017,079)	(767,085)	(2,042)	(41,636)	(586,297)	(154,132)

Net investment income (loss)	(387,562)	(643,690)	581,192	1,684,909	(2,042)	(41,636)	603,295	261,683

Proceeds from mutual fund shares sold	9,271,603	6,301,809	24,063,516	18,271,440	141,133	1,041,468	11,762,489	3,707,428
Cost of mutual fund shares sold	(9,052,090)	(4,828,794)	(28,493,011)	(18,966,174)	(107,710)	(769,213)	(11,937,503)	(4,077,969)

Realized gain (loss) on investments	219,513	1,473,015	(4,429,495)	(694,734)	33,423	272,255	(175,014)	(370,541)
Change in unrealized gain (loss) on investments	7,249,171	6,855,187	6,452,695	(1,895,914)	(16,484)	(135,128)	1,051,664	719,774

Net gain (loss) on investments	7,468,684	8,328,202	2,023,200	(2,590,648)	16,939	137,127	876,650	349,233

Reinvested capital gains	9,225	9,848	–	1,481,413	5,194	89,531	32,592	11,880

Net increase (decrease) in contract owners’ equity resulting from operations	$7,090,347	7,694,360	2,604,392	575,674	20,091	185,022	1,512,537	622,796

Investment activity:	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2	FidVIPGrOp	FidVIPGrOpS
Reinvested dividends	$221,952	–	–	374,283	458,834	243,003	1,070,339	286,550
Mortality and expense risk charges (note 2)	(114,372)	(5,213)	(48,674)	(309,394)	(297,678)	(228,662)	(1,500,338)	(326,981)

Net investment income (loss)	107,580	(5,213)	(48,674)	64,889	161,156	14,341	(429,999)	(40,431)

Proceeds from mutual fund shares sold	1,620,190	129,062	781,302	8,867,194	7,578,403	3,105,551	30,616,002	7,540,714
Cost of mutual fund shares sold	(1,557,752)	(109,849)	(595,780)	(10,405,371)	(9,027,645)	(3,207,536)	(36,939,476)	(10,799,091)

Realized gain (loss) on investments	62,438	19,213	185,522	(1,538,177)	(1,449,242)	(101,985)	(6,323,474)	(3,258,377)
Change in unrealized gain (loss) on investments	157,422	87,184	504,875	2,572,718	2,998,056	1,068,958	13,654,909	5,628,955

Net gain (loss) on investments	219,860	106,397	690,397	1,034,541	1,548,814	966,973	7,331,435	2,370,578

Reinvested capital gains	6,625	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$334,065	101,184	641,723	1,099,430	1,709,970	981,314	6,901,436	2,330,147

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
Reinvested dividends	$46,970	–	–	–	–	–	24,193	6,006
Mortality and expense risk charges (note 2)	(80,713)	(61,410)	(240,927)	(789,196)	(5,090)	(94,701)	(27,322)	(5,172)

Net investment income (loss)	(33,743)	(61,410)	(240,927)	(789,196)	(5,090)	(94,701)	(3,129)	834

Proceeds from mutual fund shares sold	1,723,777	703,444	5,539,462	7,136,609	41,922	3,230,604	183,311	44,027
Cost of mutual fund shares sold	(1,905,178)	(411,805)	(3,364,743)	(4,447,366)	(22,770)	(2,997,018)	(141,564)	(31,314)

Realized gain (loss) on investments	(181,401)	291,639	2,174,719	2,689,243	19,152	233,586	41,747	12,713
Change in unrealized gain (loss) on investments	635,630	452,431	1,381,892	6,359,187	(18,634)	(356,076)	13,835	27,988

Net gain (loss) on investments	454,229	744,070	3,556,611	9,048,430	518	(122,490)	55,582	40,701

Reinvested capital gains	–	76,781	408,006	990,060	15,223	236,576	14,403	–

Net increase (decrease) in contract owners’ equity resulting from operations	$420,486	759,441	3,723,690	9,249,294	10,651	19,385	66,856	41,535

Investment activity:	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITMidCap2	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd
Reinvested dividends	$3,021	41,578	11,082	75,658	8,758	18,851	–	982,040
Mortality and expense risk charges (note 2)	(2,630)	(40,608)	(12,267)	(109,483)	(26,300)	(48,005)	–	(343,272)

Net investment income (loss)	391	970	(1,185)	(33,825)	(17,542)	(29,154)	–	638,768

Proceeds from mutual fund shares sold	56,803	1,174,108	57,284	2,116,987	424,480	3,465,721	4,084	5,642,346
Cost of mutual fund shares sold	(50,601)	(1,067,495)	(36,306)	(1,388,940)	(341,222)	(3,159,548)	(4,068)	(6,058,326)

Realized gain (loss) on investments	6,202	106,613	20,978	728,047	83,258	306,173	16	(415,980)
Change in unrealized gain (loss) on investments	9,257	134,839	23,350	(365,319)	310,490	37,220	–	259,547

Net gain (loss) on investments	15,459	241,452	44,328	362,728	393,748	343,393	16	(156,433)

Reinvested capital gains	8,586	122,975	69,110	533,366	189,133	603,155	–	48,515

Net increase (decrease) in contract owners’ equity resulting from operations	$24,436	365,397	112,253	862,269	565,339	917,394	16	530,850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$351,599	956,670	3,384,799	1,217,311	1,306,476	724,025	–	412
Mortality and expense risk charges (note 2)	(261,241)	(451,272)	(1,955,539)	(788,488)	(661,202)	(347,954)	(46,480)	(6,639)

Net investment income (loss)	90,358	505,398	1,429,260	428,823	645,274	376,071	(46,480)	(6,227)

Proceeds from mutual fund shares sold	3,251,733	5,752,965	12,790,995	6,740,738	10,531,713	24,266,626	1,102,564	55,645
Cost of mutual fund shares sold	(2,258,190)	(5,396,759)	(10,097,927)	(4,990,408)	(9,095,139)	(24,266,626)	(835,386)	(40,269)

Realized gain (loss) on investments	993,543	356,206	2,693,068	1,750,330	1,436,574	–	267,178	15,376
Change in unrealized gain (loss) on investments	(287,724)	(939,487)	(753,666)	(151,703)	(1,354,259)	–	12,659	(67,903)

Net gain (loss) on investments	705,819	(583,281)	1,939,402	1,598,627	82,315	–	279,837	(52,527)

Reinvested capital gains	369,290	735,372	2,522,476	1,220,095	900,876	–	–	70,435

Net increase (decrease) in contract owners’ equity resulting from operations	$1,165,467	657,489	5,891,138	3,247,545	1,628,465	376,071	233,357	11,681

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
Reinvested dividends	$27	–	–	13,383	7,541	–	–	55,769
Mortality and expense risk charges (note 2)	(101,633)	(9,340)	(81,993)	(12,801)	(72,478)	(101,897)	(54,900)	(111,314)

Net investment income (loss)	(101,606)	(9,340)	(81,993)	582	(64,937)	(101,897)	(54,900)	(55,545)

Proceeds from mutual fund shares sold	2,391,220	152,611	2,476,510	133,419	1,206,690	1,693,092	795,507	1,298,194
Cost of mutual fund shares sold	(1,792,999)	(103,456)	(2,057,633)	(123,241)	(933,251)	(1,317,048)	(574,984)	(901,436)

Realized gain (loss) on investments	598,221	49,155	418,877	10,178	273,439	376,044	220,523	396,758
Change in unrealized gain (loss)on investments	(1,263,185)	(56,153)	(527,278)	(99,951)	(95,547)	(206,366)	(38,865)	(124,591)

Net gain (loss) on investments	(664,964)	(6,998)	(108,401)	(89,773)	177,892	169,678	181,658	272,167

Reinvested capital gains	888,021	98,370	877,614	183,987	–	–	–	197,798

Net increase (decrease) in contract owners’ equity resulting from operations	$121,451	82,032	687,220	94,796	112,955	67,781	126,758	414,420

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
Reinvested dividends	$10,193	25,904	460,134	–	132,915	1,784	56,077	7,455
Mortality and expense risk charges (note 2)	(28,619)	(34,644)	(359,366)	(4,183)	(231,389)	(3,513)	(101,828)	(7,606)

Net investment income (loss)	(18,426)	(8,740)	100,768	(4,183)	(98,474)	(1,729)	(45,751)	(151)

Proceeds from mutual fund shares sold	100,734	140,067	3,227,020	224,536	3,529,110	30,770	1,953,362	67,297
Cost of mutual fund shares sold	(89,151)	(102,560)	(2,888,209)	(223,000)	(2,542,555)	(24,504)	(1,642,594)	(40,810)

Realized gain (loss) on investments	11,583	37,507	338,811	1,536	986,555	6,266	310,768	26,487
Change in unrealized gain (loss) on investments	(42,261)	(10,821)	(2,254,890)	23,376	(341,078)	43,395	952,026	62,242

Net gain (loss) on investments	(30,678)	26,686	(1,916,079)	24,912	645,477	49,661	1,262,794	88,729

Reinvested capital gains	72,903	244,089	2,662,890	1,037	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,799	262,035	847,579	21,766	547,003	47,932	1,217,043	88,578

Investment activity:	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppStratBdS	PVTGroInc	PVTIntEq	PVTSmCapVal
Reinvested dividends	$83,114	123,434	208,360	–	807,174	13,726	6,227	868
Mortality and expense risk charges (note 2)	(114,550)	(22,094)	(226,918)	(8,901)	(250,930)	(11,168)	(4,887)	(5,593)

Net investment income (loss)	(31,436)	101,340	(18,558)	(8,901)	556,244	2,558	1,340	(4,725)

Proceeds from mutual fund shares sold	1,682,305	180,500	1,825,713	57,127	2,153,360	118,323	166,697	58,816
Cost of mutual fund shares sold	(1,181,424)	(160,641)	(1,384,919)	(33,223)	(1,962,494)	(96,638)	(134,473)	(31,695)

Realized gain (loss) on investments	500,881	19,859	440,794	23,904	190,866	21,685	32,224	27,121
Change in unrealized gain (loss) on investments	576,844	(96,246)	321,487	34,176	(520,444)	12,595	9,018	(22,373)

Net gain (loss) on investments	1,077,725	(76,387)	762,281	58,080	(329,578)	34,280	41,242	4,748

Reinvested capital gains	–	–	–	21,276	–	–	–	28,175

Net increase (decrease) in contract owners’ equity resulting from operations	$1,046,289	24,953	743,723	70,455	226,666	36,838	42,582	28,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal	STIMidCapEq	STISmCapVal
Reinvested dividends	$6,617	397	271	265	598	4,357	802	472
Mortality and expense risk charges (note 2)	(12,283)	(4,137)	(173)	(104)	(868)	(3,801)	(2,615)	(1,135)

Net investment income (loss)	(5,666)	(3,740)	98	161	(270)	556	(1,813)	(663)

Proceeds from mutual fund shares sold	234,410	15,966	14,517	105	8,270	69,084	25,036	3,600
Cost of mutual fund shares sold	(189,708)	(14,603)	(12,036)	(106)	(6,637)	(56,054)	(19,217)	(2,979)

Realized gain (loss) on investments	44,702	1,363	2,481	(1)	1,633	13,030	5,819	621
Change in unrealized gain (loss) on investments	4,675	(4,422)	(1,351)	(118)	3,364	(8,057)	17,832	(651)

Net gain (loss) on investments	49,377	(3,059)	1,130	(119)	4,997	4,973	23,651	(30)

Reinvested capital gains	–	–	–	–	–	–	–	11,485

Net increase (decrease) in contract owners’ equity resulting from operations	$43,711	(6,799)	1,228	42	4,727	5,529	21,838	10,792

Investment activity:	VKCom2	VKEmGr2	VKCorPlus2	VKUSRealEst2
Reinvested dividends	$201,626	756	64,248	50,809
Mortality and expense risk charges (note 2)	(272,602)	(77,219)	(23,734)	(54,621)

Net investment income (loss)	(70,976)	(76,463)	40,514	(3,812)

Proceeds from mutual fund shares sold	4,382,186	1,379,072	94,909	2,649,258
Cost of mutual fund shares sold	(2,980,080)	(1,048,105)	(94,699)	(2,069,906)

Realized gain (loss) on investments	1,402,106	330,967	210	579,352
Change in unrealized gain (loss) on investments	(1,478,704)	47,266	(6,499)	(141,002)

Net gain (loss) on investments	(76,598)	378,233	(6,289)	438,350

Reinvested capital gains	698,166	–	13,603	119,768

Net increase (decrease) in contract owners’ equity resulting from operations	$550,592	301,770	47,828	554,306

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$14,829,795	7,639,706	(215,991)	(202,560)	(43,681)	(42,401)	(2,151)	(1,862)
Realized gain (loss) on investments	(4,776,243)	(33,246,093)	866,889	358,958	278,565	127,311	2,069	3,392
Change in unrealized gain (loss) on investments	73,925,482	158,968,781	(187,262)	1,258,724	(26,036)	37,375	16,328	19,455
Reinvested capital gains	23,014,795	8,982,158	188,856	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	106,993,829	142,344,552	652,492	1,415,122	208,848	122,285	16,246	20,985

Equity transactions:
Purchase payments received from contract owners (note 3)	50,077,610	169,551,386	699,912	1,990,430	185,601	441,704	788	61,021
Transfers between funds	–	–	(577,085)	565,912	(379,983)	114,694	5,133	5,933
Redemptions (note 3)	(279,949,063)	(253,305,505)	(1,284,387)	(981,310)	(207,782)	(372,854)	(3,526)	(9,592)
Annuity benefits	(193,770)	(194,275)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(96,182)	(109,719)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,780,500)	(2,987,384)	(28,722)	(25,441)	(7,263)	(7,816)	(76)	(539)
Adjustments to maintain reserves	122,135	328,213	437	2,718	54	311	(4)	(2)

Net equity transactions	(232,819,770)	(86,717,284)	(1,189,845)	1,552,309	(409,373)	176,039	2,315	56,821

Net change in contract owners’ equity	(125,825,941)	55,627,268	(537,353)	2,967,431	(200,525)	298,324	18,561	77,806
Contract owners’ equity beginning of period	1,918,111,618	1,862,484,350	16,966,976	13,999,545	3,375,836	3,077,512	191,366	113,560

Contract owners’ equity end of period	$1,792,285,677	1,918,111,618	16,429,623	16,966,976	3,175,311	3,375,836	209,927	191,366

CHANGES IN UNITS:
Beginning units	154,226,966	159,381,291	1,498,502	1,352,155	330,900	316,154	16,085	10,904

Units purchased	22,024,168	35,859,366	176,958	338,316	63,808	99,254	537	6,241
Units redeemed	(39,819,757)	(41,013,691)	(280,922)	(191,969)	(104,538)	(84,508)	(344)	(1,060)

Ending units	136,431,377	154,226,966	1,394,538	1,498,502	290,170	330,900	16,278	16,085

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMCapDev2		AIMIntGr2		AIMMidCore		AIMPreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,835)	(1,532)	(9,796)	(11,547)	(4,186)	(6,183)	(989)	(2,736)
Realized gain (loss) on investments	14,511	5,271	68,084	66,695	11,474	28,171	3,850	3,922
Change in unrealized gain (loss) on investments	1,796	9,395	180,234	268,145	16,749	21,923	21,064	19,928
Reinvested capital gains	–	–	–	–	25,338	31,198	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,472	13,134	238,522	323,293	49,375	75,109	23,925	21,114

Equity transactions:
Purchase payments received from contract owners (note 3)	26,072	14,583	–	75,394	26,492	218,489	10,030	158,328
Transfers between funds	129,090	58,045	(158,945)	(172,584)	51,611	(28,190)	14,704	(5,025)
Redemptions (note 3)	(857)	(2,316)	(89,192)	(123,609)	(29,923)	(47,808)	(10,819)	(6,676)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41)	–	(2,314)	(4,467)	(687)	(427)	(62)	(16)
Adjustments to maintain reserves	–	10	4	210	(12)	35	17	3

Net equity transactions	154,264	70,322	(250,447)	(225,056)	47,481	142,099	13,870	146,614

Net change in contract owners’ equity	168,736	83,456	(11,925)	98,237	96,856	217,208	37,795	167,728
Contract owners’ equity beginning of period	83,456	–	1,704,214	1,605,977	725,829	508,621	517,581	349,853

Contract owners’ equity end of period	$252,192	83,456	1,692,289	1,704,214	822,685	725,829	555,376	517,581

CHANGES IN UNITS:
Beginning units	7,100	–	128,816	148,422	59,558	46,999	49,381	35,260

Units purchased	20,850	37,288	–	14,706	6,768	22,963	2,337	15,974
Units redeemed	(8,582)	(30,188)	(18,797)	(34,312)	(2,921)	(10,404)	(1,085)	(1,853)

Ending units	19,368	7,100	110,019	128,816	63,405	59,558	50,633	49,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMPreEq2		AlGrIncB		AlIntlValB		AlLrgCpGrB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,472)	(20,149)	(4,323)	(52,922)	(43,888)	(51,841)	(40,949)	(38,244)
Realized gain (loss) on investments	89,376	17,503	415,889	209,247	315,661	400,692	136,402	65,090
Change in unrealized gain (loss) on investments	3,231	87,204	(92,526)	708,816	468,262	899,828	293,401	169,406
Reinvested capital gains	–	–	–	–	96,937	14,261	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	78,135	84,558	319,040	865,141	836,972	1,262,940	388,854	196,252

Equity transactions:
Purchase payments received from contract owners (note 3)	100,321	172,465	404,192	1,877,865	–	383,174	59,536	357,066
Transfers between funds	(155,837)	88,337	(19,553)	406,512	(549,666)	(1,284,651)	224,961	(68,327)
Redemptions (note 3)	(98,728)	(53,203)	(768,586)	(798,953)	(412,610)	(295,851)	(198,763)	(202,674)
Annuity benefits	(560)	(136)	(577)	(139)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,429)	(1,207)	(12,740)	(21,883)	(8,857)	(7,947)	(4,602)	(6,226)
Adjustments to maintain reserves	241	(114)	1,030	1,831	893	2,580	299	428

Net equity transactions	(157,992)	206,142	(396,234)	1,465,233	(970,240)	(1,202,695)	81,431	80,267

Net change in contract owners’ equity	(79,857)	290,700	(77,194)	2,330,374	(133,268)	60,245	470,285	276,519
Contract owners’ equity beginning of period	2,142,760	1,852,060	10,119,306	7,788,932	6,281,818	6,221,573	3,071,305	2,794,786

Contract owners’ equity end of period	$2,062,903	2,142,760	10,042,112	10,119,306	6,148,550	6,281,818	3,541,590	3,071,305

CHANGES IN UNITS:
Beginning units	227,049	204,961	878,709	742,495	380,692	465,461	318,337	309,330

Units purchased	16,343	35,711	103,545	277,349	–	93,537	65,630	53,199
Units redeemed	(33,123)	(13,623)	(137,063)	(141,135)	(57,039)	(178,306)	(59,946)	(44,192)

Ending units	210,269	227,049	845,191	878,709	323,653	380,692	324,021	318,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AISmMdCpB		DrySmCapIxS		DrySRGro		DryStklx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(92,475)	(141,602)	(11,595)	(5,483)	(4,640)	(2,952)	10,438	13,323
Realized gain (loss) on investments	729,439	446,022	31,164	40,032	6,330	20,847	40,258	14,194
Change in unrealized gain (loss) on investments	(551,682)	1,383,549	44,190	95,447	8,198	(3,939)	30,606	135,230
Reinvested capital gains	582,281	274,737	2,718	19,037	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	667,563	1,962,706	66,477	149,033	9,888	13,956	81,302	162,747

Equity transactions:
Purchase payments received from contract owners (note 3)	392,960	1,028,433	121,357	356,540	10,241	163,678	327,089	492,565
Transfers between funds	(160,814)	257,127	10,994	(19,412)	(9,777)	1,635	(41,571)	25,790
Redemptions (note 3)	(701,256)	(742,068)	(32,410)	(55,011)	(24,919)	(14,958)	(67,422)	(39,900)
Annuity benefits	(624)	(148)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(15,357)	(18,158)	(875)	(600)	(417)	–	(2,883)	(1,039)
Adjustments to maintain reserves	1,403	5,237	38	54	(6)	70	106	242

Net equity transactions	(483,688)	530,423	99,104	281,571	(24,878)	150,425	215,319	477,658

Net change in contract owners’ equity	183,875	2,493,129	165,581	430,604	(14,990)	164,381	296,621	640,405
Contract owners’ equity beginning of period	13,310,099	10,816,970	938,233	507,629	424,838	260,457	1,983,446	1,343,041

Contract owners’ equity end of period	$13,493,974	13,310,099	1,103,814	938,233	409,848	424,838	2,280,067	1,983,446

CHANGES IN UNITS:
Beginning units	898,836	859,724	70,029	45,605	43,895	29,343	174,082	129,158

Units purchased	119,329	204,836	13,160	34,623	1,026	27,015	35,205	51,463
Units redeemed	(152,948)	(165,724)	(5,060)	(10,199)	(3,825)	(12,463)	(12,969)	(6,539)

Ending units	865,217	898,836	78,129	70,029	41,096	43,895	196,318	174,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStklxS		FedAmLeadS		FedCapApS		FedHiIncS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,727	10,961	675	(533)	(11,946)	(21,913)	831,608	701,916
Realized gain (loss) on investments	168,119	108,404	95,818	35,465	99,370	39,523	345,416	234,873
Change in unrealized gain (loss) on investments	(11,472)	233,406	(3,708)	159,483	(79,066)	131,965	(1,067,000)	131,581
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	161,374	352,771	92,785	194,415	8,358	149,575	110,024	1,068,370

Equity transactions:
Purchase payments received from contract owners (note 3)	459,337	2,174,665	77,808	381,197	50,636	338,040	319,975	1,309,633
Transfers between funds	(139,643)	607,497	50,915	137,331	(120,826)	158,272	(478,943)	603,108
Redemptions (note 3)	(370,639)	(253,855)	(179,741)	(111,135)	(229,418)	(151,498)	(1,399,446)	(939,709)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,546)	(5,669)	(7,740)	(1,730)	(10,136)	(3,472)	(28,722)	(22,953)
Adjustments to maintain reserves	128	432	37	245	30	513	331	2,157

Net equity transactions	(63,363)	2,523,070	(58,721)	405,908	(309,714)	341,855	(1,586,805)	952,236

Net change in contract owners’ equity	98,011	2,875,841	34,064	600,323	(301,356)	491,430	(1,476,781)	2,020,606
Contract owners’ equity beginning of period	4,817,048	1,941,207	2,663,199	2,062,876	2,800,440	2,309,010	13,837,890	11,817,284

Contract owners’ equity end of period	$4,915,059	4,817,048	2,697,263	2,663,199	2,499,084	2,800,440	12,361,109	13,837,890

CHANGES IN UNITS:
Beginning units	363,953	159,827	242,829	203,311	266,015	231,866	1,065,920	989,694

Units purchased	133,653	343,696	24,606	54,463	8,063	59,289	273,004	342,942
Units redeemed	(137,431)	(139,570)	(29,832)	(14,945)	(37,693)	(25,140)	(394,417)	(266,716)

Ending units	360,175	363,953	237,603	242,829	236,385	266,015	944,507	1,065,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedIntEq		FedMidCpGr2		FedQualBd		FedQualBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,035)	(1,972)	(8,367)	(6,443)	86,746	79,530	358,225	422,246
Realized gain (loss) on investments	7,490	5,857	22,523	5,053	(18,982)	(2,578)	(115,445)	(45,347)
Change in unrealized gain (loss) on investments	7,949	17,890	67,655	85,600	(85,372)	(25,250)	(392,159)	(230,692)
Reinvested capital gains	–	–	–	–	21,492	25,388	101,399	143,313

Net increase (decrease) in contract owners’ equity resulting from operations	13,404	21,775	81,811	84,210	3,884	77,090	(47,980)	289,520

Equity transactions:
Purchase payments received from contract owners (note 3)	–	55,038	10,295	238,237	115,314	946,367	359,341	2,436,797
Transfers between funds	(18,489)	(14,743)	(3,103)	25,063	28,726	212,549	(251,201)	(605,588)
Redemptions (note 3)	(6,453)	(3,500)	(28,299)	(8,424)	(203,343)	(358,969)	(1,435,080)	(1,042,847)
Annuity benefits	–	–	–	–	–	–	(535)	(136)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(223)	(282)	(6)	(4,948)	(10,620)	(34,423)	(27,000)
Adjustments to maintain reserves	(16)	5	13	40	(64)	67	(47)	670

Net equity transactions	(24,958)	36,577	(21,376)	254,910	(64,315)	789,394	(1,361,945)	761,896

Net change in contract owners’ equity	(11,554)	58,352	60,435	339,120	(60,431)	866,484	(1,409,925)	1,051,416
Contract owners’ equity beginning of period	205,713	147,361	726,618	387,498	3,406,732	2,540,248	16,166,987	15,115,571

Contract owners’ equity end of period	$194,159	205,713	787,053	726,618	3,346,301	3,406,732	14,757,062	16,166,987

CHANGES IN UNITS:
Beginning units	18,034	14,585	56,524	34,404	301,028	229,888	1,438,086	1,371,824

Units purchased	–	5,235	2,794	23,273	27,506	120,171	155,441	452,263
Units redeemed	(2,259)	(1,786)	(4,367)	(1,153)	(33,446)	(49,031)	(277,496)	(386,001)

Ending units	15,775	18,034	54,951	56,524	295,088	301,028	1,316,031	1,438,086

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPEIS		FidVIPEIS2		FidVIPGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$148,581	107,004	218,483	166,995	85,708	22,534	(315,989)	(571,046)
Realized gain (loss) on investments	533,846	(965,277)	613,355	(321,873)	593,503	(392)	(9,032,211)	(10,009,836)
Change in unrealized gain (loss) on investments	(687,156)	5,063,430	(597,189)	3,721,210	(510,291)	4,368,617	10,563,863	11,119,633
Reinvested capital gains	1,614,992	188,624	1,355,258	137,596	1,819,525	167,733	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,610,263	4,393,781	1,589,907	3,703,928	1,988,445	4,558,492	1,215,663	538,751

Equity transactions:
Purchase payments received from contract owners (note 3)	512,538	838,657	507,693	1,337,110	1,274,955	5,516,746	597,100	917,381
Transfers between funds	1,137,548	1,747,390	(292,400)	755,879	(1,693,521)	1,319,509	(3,716,210)	(2,526,406)
Redemptions (note 3)	(11,752,230)	(10,544,922)	(6,473,706)	(3,847,525)	(4,194,989)	(3,029,831)	(10,103,354)	(11,845,276)
Annuity benefits	(9,396)	(9,155)	(1,158)	(281)	–	–	(40,908)	(44,957)
Annual contract maintenance charges (note 2)	(6,513)	(7,061)	–	–	–	–	(7,983)	(9,664)
Contingent deferred sales charges (note 2)	(19,010)	(30,119)	(49,667)	(65,254)	(88,188)	(70,938)	(26,933)	(55,890)
Adjustments to maintain reserves	47	2,188	805	1,262	5,573	18,316	22,517	31,141

Net equity transactions	(10,137,016)	(8,003,022)	(6,308,433)	(1,818,809)	(4,696,170)	3,753,802	(13,275,771)	(13,533,671)

Net change in contract owners’ equity	(8,526,753)	(3,609,241)	(4,718,526)	1,885,119	(2,707,725)	8,312,294	(12,060,108)	(12,994,920)
Contract owners’ equity beginning of period	46,999,584	50,608,825	39,086,115	37,200,996	52,594,896	44,282,602	45,327,377	58,322,297

Contract owners’ equity end of period	$38,472,831	46,999,584	34,367,589	39,086,115	49,887,171	52,594,896	33,267,269	45,327,377

CHANGES IN UNITS:
Beginning units	2,896,630	3,424,309	2,974,661	3,113,981	4,658,436	4,300,709	3,223,167	4,218,568

Units purchased	273,351	397,763	193,440	343,186	637,870	881,442	143,716	289,207
Units redeemed	(901,003)	(925,442)	(657,855)	(482,506)	(1,060,997)	(523,715)	(1,096,018)	(1,284,608)

Ending units	2,268,978	2,896,630	2,510,246	2,974,661	4,235,309	4,658,436	2,270,865	3,223,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPGrS2		FidVIPHI		FidVIPHIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(235,230)	(394,855)	(319,308)	(413,787)	4,578,570	2,895,384	2,644,918	1,667,592
Realized gain (loss) on investments	(6,018,246)	(5,621,637)	(118,328)	(1,221,137)	2,934,402	3,186,581	(2,212,628)	(2,987,547)
Change in unrealized gain (loss) on investments	7,853,157	6,896,242	1,668,397	2,105,803	(7,174,316)	(3,135,682)	(200,165)	3,121,143
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,599,681	879,750	1,230,761	470,879	338,656	2,946,283	232,125	1,801,188

Equity transactions:
Purchase payments received from contract owners (note 3)	254,956	339,055	561,927	1,768,381	353,928	435,410	92,344	197,464
Transfers between funds	(2,909,222)	(2,755,064)	(1,098,055)	(1,165,121)	(1,754,513)	(909,775)	(1,847,034)	(583,907)
Redemptions (note 3)	(6,658,915)	(3,969,746)	(3,995,897)	(3,001,436)	(8,762,806)	(9,358,068)	(3,768,073)	(2,918,127)
Annuity benefits	–	(805)	–	–	(8,992)	(14,695)	(1,144)	(1,153)
Annual contract maintenance charges (note 2)	–	–	–	–	(4,616)	(5,442)	–	–
Contingent deferred sales charges (note 2)	(67,482)	(65,182)	(94,289)	(85,844)	(7,037)	(19,674)	(26,278)	(42,062)
Adjustments to maintain reserves	(200)	2,590	549	9,674	421	8,292	626	1,755

Net equity transactions	(9,380,863)	(6,449,152)	(4,625,765)	(2,474,346)	(10,183,615)	(9,863,952)	(5,549,559)	(3,346,030)

Net change in contract owners’ equity	(7,781,182)	(5,569,402)	(3,395,004)	(2,003,467)	(9,844,959)	(6,917,669)	(5,317,434)	(1,544,842)
Contract owners’ equity beginning of period	45,077,084	50,646,486	35,419,888	37,423,355	39,548,593	46,466,262	22,364,172	23,909,014

Contract owners’ equity end of period	$37,295,902	45,077,084	32,024,884	35,419,888	29,703,634	39,548,593	17,046,738	22,364,172

CHANGES IN UNITS:
Beginning units	3,820,516	4,386,812	5,106,094	5,503,924	3,630,254	4,594,500	2,423,282	2,810,258

Units purchased	39,918	123,151	637,643	750,592	884,090	1,110,208	81,871	198,193
Units redeemed	(836,291)	(689,447)	(1,316,131)	(1,148,422)	(1,826,712)	(2,074,454)	(685,907)	(585,169)

Ending units	3,024,143	3,820,516	4,427,606	5,106,094	2,687,632	3,630,254	1,819,246	2,423,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPHIS2		FidVIPMMkt		FidVIPOv		FidVIPOvS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,689,548	1,391,787	626,786	(42,016)	(204,858)	(53,379)	(45,585)	19,986
Realized gain (loss) on investments	321,587	(565,437)	–	–	(1,119,434)	(4,525,108)	320,969	(365,926)
Change in unrealized gain (loss) on investments	(2,842,946)	778,319	–	–	5,772,176	7,953,977	1,466,840	1,680,337
Reinvested capital gains	–	–	–	–	156,980	–	62,061	–

Net increase (decrease) in contract owners’ equity resulting from operations	168,189	1,604,669	626,786	(42,016)	4,604,864	3,375,490	1,804,285	1,334,397

Equity transactions:
Purchase payments received from contract owners (note 3)	460,265	1,320,961	1,205,923	1,602,345	341,990	568,223	–	104,094
Transfers between funds	(1,121,136)	(434,949)	9,784,206	998,046	420,229	1,771,104	(827,634)	(1,617,711)
Redemptions (note 3)	(2,006,372)	(1,384,423)	(17,423,886)	(18,146,176)	(6,552,056)	(8,125,055)	(1,641,237)	(1,310,184)
Annuity benefits	–	–	(82,117)	(14,928)	(934)	(7,476)	–	(1,060)
Annual contract maintenance charges (note 2)	–	–	(2,516)	(3,743)	(5,027)	(5,522)	–	–
Contingent deferred sales charges (note 2)	(50,206)	(29,314)	(79,558)	(119,565)	(12,081)	(18,280)	(15,081)	(23,492)
Adjustments to maintain reserves	1,362	6,014	3,333	5,548	(94)	6,100	271	2,077

Net equity transactions	(2,716,087)	(521,711)	(6,594,615)	(15,678,473)	(5,807,973)	(5,810,906)	(2,483,681)	(2,846,276)

Net change in contract owners’ equity	(2,547,898)	1,082,958	(5,967,829)	(15,720,489)	(1,203,109)	(2,435,416)	(679,396)	(1,511,879)
Contract owners’ equity beginning of period	21,685,188	20,602,230	38,382,444	54,102,933	31,359,999	33,795,415	12,340,609	13,852,488

Contract owners’ equity end of period	$19,137,290	21,685,188	32,414,615	38,382,444	30,156,890	31,359,999	11,661,213	12,340,609

CHANGES IN UNITS:
Beginning units	2,341,459	2,404,278	3,218,350	4,532,670	2,254,225	2,717,889	1,061,644	1,338,806

Units purchased	333,865	467,819	2,258,193	2,304,590	222,141	348,305	–	39,456
Units redeemed	(631,888)	(530,638)	(2,841,198)	(3,618,910)	(628,620)	(811,969)	(209,175)	(316,618)

Ending units	2,043,436	2,341,459	2,635,345	3,218,350	1,847,746	2,254,225	852,469	1,061,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPOvS2		FidVIPOvS2R		FidVIPOvSR		FidVIPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(61,689)	(16,783)	(25,298)	(11,017)	(5,487)	(5,062)	(4,806)	667
Realized gain (loss) on investments	449,608	449,641	80,214	(1,789)	65,312	623	85,636	48,555
Change in unrealized gain (loss) on investments	936,539	507,224	564,125	283,154	143,458	150,247	(38,027)	23,959
Reinvested capital gains	47,626	–	13,717	–	6,409	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,372,084	940,082	632,758	270,348	209,692	145,808	42,803	73,181

Equity transactions:
Purchase payments received from contract owners (note 3)	–	285,688	353,079	188,668	98,376	105,990	–	15,402
Transfers between funds	(470,615)	(1,074,399)	1,234,353	2,030,536	131,180	948,815	114,154	171,084
Redemptions (note 3)	(1,031,154)	(813,522)	(228,059)	(63,404)	(250,975)	(78,755)	(170,337)	(42,392)
Annuity benefits	–	–	–	–	(482)	(112)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,605)	(30,571)	(5,224)	(1,417)	(2,857)	(791)	(1,360)	(401)
Adjustments to maintain reserves	1,867	4,424	567	171	281	(79)	(4)	(20)

Net equity transactions	(1,527,507)	(1,628,380)	1,354,716	2,154,554	(24,477)	975,068	(57,547)	143,673

Net change in contract owners’ equity	(155,423)	(688,298)	1,987,474	2,424,902	185,215	1,120,876	(14,744)	216,854
Contract owners’ equity beginning of period	9,328,152	10,016,450	2,424,902	–	1,120,876	–	861,783	644,929

Contract owners’ equity end of period	$9,172,729	9,328,152	4,412,376	2,424,902	1,306,091	1,120,876	847,039	861,783

CHANGES IN UNITS:
Beginning units	1,049,600	1,264,290	197,038	–	100,201	–	75,284	61,973

Units purchased	–	134,498	163,573	213,297	43,426	111,163	19,013	30,931
Units redeemed	(163,377)	(349,188)	(56,633)	(16,259)	(45,054)	(10,962)	(23,859)	(17,620)

Ending units	886,223	1,049,600	303,978	197,038	98,573	100,201	70,438	75,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPVal2		FidVIPAMGr		FidVIPAMGrS		FidVIPAMGrS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,314)	(5,541)	63,135	60,906	55,897	59,641	26,913	30,673
Realized gain (loss) on investments	51,791	28,146	(598,314)	(525,220)	(272,146)	(317,267)	(47,737)	(113,446)
Change in unrealized gain (loss) on investments	23,383	114,652	609,637	720,692	300,512	454,286	60,024	206,525
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	60,860	137,257	74,458	256,378	84,263	196,660	39,200	123,752

Equity transactions:
Purchase payments received from contract owners (note 3)	10,678	13,048	120,179	161,509	7,821	45,358	6,871	36,475
Transfers between funds	(104,282)	32,587	(429,909)	202,260	(182,858)	(166,725)	(436,993)	20
Redemptions (note 3)	(115,669)	(125,340)	(1,459,240)	(1,404,144)	(652,013)	(547,742)	(387,400)	(474,489)
Annuity benefits	–	–	–	(2,717)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,008)	(1,100)	–	–	–	–
Contingent deferred sales charges (note 2)	(2,185)	(4,708)	(1,809)	(5,229)	(8,223)	(8,358)	(8,622)	(9,534)
Adjustments to maintain reserves	156	624	(80)	217	(98)	81	65	1,143

Net equity transactions	(211,302)	(83,789)	(1,771,867)	(1,049,204)	(835,371)	(677,386)	(826,079)	(446,385)

Net change in contract owners’ equity	(150,442)	53,468	(1,697,409)	(792,826)	(751,108)	(480,726)	(786,879)	(322,633)
Contract owners’ equity beginning of period	1,626,826	1,573,358	5,868,849	6,661,675	4,297,283	4,778,009	3,122,330	3,444,963

Contract owners’ equity end of period	$1,476,384	1,626,826	4,171,440	5,868,849	3,546,175	4,297,283	2,335,451	3,122,330

CHANGES IN UNITS:
Beginning units	144,568	153,119	450,386	533,547	396,705	461,854	358,223	411,988

Units purchased	3,643	12,723	14,433	33,888	5,335	12,899	944	18,959
Units redeemed	(22,602)	(21,274)	(151,598)	(117,049)	(83,698)	(78,048)	(96,477)	(72,724)

Ending units	125,609	144,568	313,221	450,386	318,342	396,705	262,690	358,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPAM		FidVIPAMS		FidVIPAMS2		FidVIPCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$117,622	140,216	110,705	132,682	63,052	66,225	(709,461)	(702,916)
Realized gain (loss) on investments	(229,001)	(490,836)	(276,307)	(356,411)	(12,578)	(63,952)	240,549	(731,916)
Change in unrealized gain (loss) on investments	245,999	697,116	318,862	511,921	47,254	183,868	9,652,927	10,020,079
Reinvested capital gains	2,824	–	2,341	–	1,669	–	12,449	–

Net increase (decrease) in contract owners’ equity resulting from operations	137,444	346,496	155,601	288,192	99,397	186,141	9,196,464	8,585,247

Equity transactions:
Purchase payments received from contract owners (note 3)	118,212	137,775	17,469	99,933	47,233	11,190	768,783	1,267,938
Transfers between funds	(68,759)	193,159	(340,411)	(434,438)	(133,893)	(261,695)	3,791,966	2,936,291
Redemptions (note 3)	(2,938,883)	(2,416,880)	(1,301,938)	(683,963)	(734,472)	(203,451)	(15,785,372)	(14,874,422)
Annuity benefits	–	(2,413)	–	(1,173)	–	–	–	(17,674)
Annual contract maintenance charges (note 2)	(1,121)	(1,188)	–	–	–	–	(11,555)	(12,043)
Contingent deferred sales charges (note 2)	(2,522)	(12,179)	(14,081)	(8,002)	(17,260)	(5,091)	(32,115)	(52,789)
Adjustments to maintain reserves	(235)	(600)	(102)	1,536	134	1,032	525	13,337

Net equity transactions	(2,893,308)	(2,102,326)	(1,639,063)	(1,026,107)	(838,258)	(458,015)	(11,267,768)	(10,739,362)

Net change in contract owners’ equity	(2,755,864)	(1,755,830)	(1,483,462)	(737,915)	(738,861)	(271,874)	(2,071,304)	(2,154,115)
Contract owners’ equity beginning of period	8,633,926	10,389,756	7,157,568	7,895,483	4,955,687	5,227,561	67,339,563	69,493,678

Contract owners’ equity end of period	$5,878,062	8,633,926	5,674,106	7,157,568	4,216,826	4,955,687	65,268,259	67,339,563

CHANGES IN UNITS:
Beginning units	615,773	770,719	595,788	685,066	499,428	546,660	3,579,619	4,203,351

Units purchased	36,177	66,217	5,796	34,901	5,430	8,145	382,314	459,492
Units redeemed	(243,553)	(221,163)	(144,425)	(124,179)	(89,817)	(55,377)	(951,477)	(1,083,224)

Ending units	408,397	615,773	457,159	595,788	415,041	499,428	3,010,456	3,579,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPConS		FidVIPConS2		FidVIPI500		FidVIPIGBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(387,562)	(353,261)	(643,690)	(517,664)	581,192	122,122	1,684,909	2,517,605
Realized gain (loss) on investments	219,513	(204,893)	1,473,015	71,901	(4,429,495)	(4,760,135)	(694,734)	380,001
Change in unrealized gain (loss) on investments	7,249,171	6,857,435	6,855,187	6,551,231	6,452,695	12,914,214	(1,895,914)	(3,080,859)
Reinvested capital gains	9,225	–	9,848	–	–	–	1,481,413	2,496,077

Net increase (decrease) in contract owners’ equity resulting from operations	7,090,347	6,299,281	7,694,360	6,105,468	2,604,392	8,276,201	575,674	2,312,824

Equity transactions:
Purchase payments received from contract owners (note 3)	345,465	1,150,156	2,112,602	7,067,693	1,082,704	1,679,259	648,388	797,978
Transfers between funds	718,661	(120,000)	1,119,843	1,964,407	(3,508,845)	(1,059,877)	(102,433)	(5,927,915)
Redemptions (note 3)	(7,312,034)	(4,328,955)	(4,376,569)	(3,621,649)	(17,480,999)	(14,093,185)	(13,836,227)	(14,899,889)
Annuity benefits	–	(1,244)	–	–	–	(1,795)	(7,284)	(15,958)
Annual contract maintenance charges (note 2)	–	–	–	–	(6,973)	(7,811)	(3,457)	(4,100)
Contingent deferred sales charges (note 2)	(81,495)	(75,867)	(102,805)	(87,311)	(153,817)	(154,279)	(78,608)	(95,975)
Adjustments to maintain reserves	942	3,748	14,291	18,636	1,727	10,337	1,997	9,895

Net equity transactions	(6,328,461)	(3,372,162)	(1,232,638)	5,341,776	(20,066,203)	(13,627,351)	(13,377,624)	(20,135,964)

Net change in contract owners’ equity	761,886	2,927,119	6,461,722	11,447,244	(17,461,811)	(5,351,150)	(12,801,950)	(17,823,140)
Contract owners’ equity beginning of period	49,704,454	46,777,335	52,031,404	40,584,160	94,671,894	100,023,044	69,247,879	87,071,019

Contract owners’ equity end of period	$50,466,340	49,704,454	58,493,126	52,031,404	77,210,083	94,671,894	56,445,929	69,247,879

CHANGES IN UNITS:
Beginning units	3,159,087	3,374,699	4,843,433	4,294,206	7,217,333	8,294,373	4,666,693	6,033,702

Units purchased	258,757	261,044	696,562	1,141,180	260,994	537,635	311,783	352,484
Units redeemed	(638,949)	(476,656)	(812,073)	(591,953)	(1,759,046)	(1,614,675)	(1,201,502)	(1,719,493)

Ending units	2,778,895	3,159,087	4,727,922	4,843,433	5,719,281	7,217,333	3,776,974	4,666,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPAgGrS		FidVIPAgGrS2		_ FidVIPBal		FidVIPBalS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,042)	(1,834)	(41,636)	(40,848)	603,295	399,854	261,683	187,358
Realized gain (loss) on investments	33,423	6,188	272,255	219,446	(175,014)	(120,031)	(370,541)	(328,523)
Change in unrealized gain (loss) on investments	(16,484)	11,350	(135,128)	58,133	1,051,664	1,622,373	719,774	883,879
Reinvested capital gains	5,194	–	89,531	–	32,592	–	11,880	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,091	15,704	185,022	236,731	1,512,537	1,902,196	622,796	742,714

Equity transactions:
Purchase payments received from contract owners (note 3)	26,192	9,024	51,403	383,413	375,499	645,680	74,608	191,519
Transfers between funds	(6,331)	(59,117)	(200,641)	115,896	(360,541)	(93,427)	(557,127)	(447,560)
Redemptions (note 3)	(33,937)	(14,270)	(167,089)	(224,834)	(10,891,261)	(12,180,231)	(2,902,601)	(1,864,927)
Annuity benefits	–	–	–	–	(12,875)	(24,326)	–	(821)
Annual contract maintenance charges (note 2)	–	–	–	–	(7,263)	(8,483)	–	–
Contingent deferred sales charges (note 2)	(45)	–	(3,987)	(4,716)	(6,704)	(16,559)	(27,564)	(34,295)
Adjustments to maintain reserves	50	(21)	77	945	473	10,493	(105)	1,253

Net equity transactions	(14,071)	(64,384)	(320,237)	270,704	(10,902,672)	(11,666,853)	(3,412,789)	(2,154,831)

Net change in contract owners’ equity	6,020	(48,680)	(135,215)	507,435	(9,390,135)	(9,764,657)	(2,789,993)	(1,412,117)
Contract owners’ equity beginning of period	175,311	223,991	3,209,635	2,702,200	47,994,864	57,759,521	17,485,819	18,897,936

Contract owners’ equity end of period	$181,331	175,311	3,074,420	3,209,635	38,604,729	47,994,864	14,695,826	17,485,819

CHANGES IN UNITS:
Beginning units	18,556	25,870	349,870	319,322	2,753,646	3,444,593	1,481,618	1,671,579

Units purchased	13,443	22,393	90,018	153,399	64,426	110,076	24,463	62,025
Units redeemed	(14,048)	(29,707)	(124,508)	(122,851)	(696,317)	(801,023)	(314,457)	(251,986)

Ending units	17,951	18,556	315,380	349,870	2,121,755	2,753,646	1,191,624	1,481,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPBalS2		FidVIPDyCapS		FidVIPDyCapS2		FidVIPGrIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$107,580	59,054	(5,213)	(5,146)	(48,674)	(49,712)	64,889	(132,162)
Realized gain (loss) on investments	62,438	(84,195)	19,213	19,903	185,522	21,849	(1,538,177)	(1,941,153)
Change in unrealized gain (loss) on investments	157,422	373,317	87,184	(20,731)	504,875	(160)	2,572,718	3,152,764
Reinvested capital gains	6,625	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	334,065	348,176	101,184	(5,974)	641,723	(28,023)	1,099,430	1,079,449

Equity transactions:
Purchase payments received from contract owners (note 3)	18,545	131,524	309	9,845	21,733	282,317	378,565	393,213
Transfers between funds	(319,992)	(333,563)	179,793	(158,120)	250,727	(261,024)	(1,193,940)	(634,291)
Redemptions (note 3)	(1,135,353)	(925,989)	(80,698)	(55,540)	(301,560)	(213,946)	(7,457,559)	(6,888,221)
Annuity benefits	–	–	–	–	–	–	(30)	(7,906)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,921)	(4,903)
Contingent deferred sales charges (note 2)	(23,250)	(15,828)	(382)	(1,132)	(6,958)	(2,944)	(12,877)	(28,206)
Adjustments to maintain reserves	472	2,189	(15)	(9)	658	659	(527)	7,773

Net equity transactions	(1,459,578)	(1,141,667)	99,007	(204,956)	(35,400)	(194,938)	(8,290,289)	(7,162,541)

Net change in contract owners’ equity	(1,125,513)	(793,491)	200,191	(210,930)	606,323	(222,961)	(7,190,859)	(6,083,092)
Contract owners’ equity beginning of period	9,687,488	10,480,979	476,398	687,328	3,665,367	3,888,328	26,367,902	32,450,994

Contract owners’ equity end of period	$8,561,975	9,687,488	676,589	476,398	4,271,690	3,665,367	19,177,043	26,367,902

CHANGES IN UNITS:
Beginning units	986,170	1,107,853	67,631	97,835	538,971	571,779	1,747,812	2,241,345

Units purchased	7,986	22,346	29,649	9,033	99,830	66,171	47,964	95,977
Units redeemed	(156,976)	(144,029)	(17,059)	(39,237)	(110,544)	(98,979)	(600,217)	(589,510)

Ending units	837,180	986,170	80,221	67,631	528,257	538,971	1,195,559	1,747,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrInS		FidVIPGrInS2		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$161,156	(57,434)	14,341	(97,002)	(429,999)	(1,070,034)	(40,431)	(188,362)
Realized gain (loss) on investments	(1,449,242)	(1,462,803)	(101,985)	(372,784)	(6,323,474)	(9,026,945)	(3,258,377)	(3,162,321)
Change in unrealized gain (loss) on investments	2,998,056	3,012,882	1,068,958	1,227,443	13,654,909	16,630,642	5,628,955	5,396,271
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,709,970	1,492,645	981,314	757,657	6,901,436	6,533,663	2,330,147	2,045,588

Equity transactions:
Purchase payments received from contract owners (note 3)	240,977	239,356	336,605	1,134,567	1,067,893	1,415,739	149,848	225,367
Transfers between funds	(2,061,592)	(1,191,848)	(667,448)	(1,003,580)	(4,192,581)	(4,412,597)	(1,736,144)	(1,924,876)
Redemptions (note 3)	(5,238,594)	(3,793,719)	(2,318,430)	(1,379,253)	(25,769,966)	(30,774,959)	(5,528,450)	(3,800,080)
Annuity benefits	–	(1,086)	–	–	(15,267)	(20,415)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(29,371)	(34,435)	–	–
Contingent deferred sales charges (note 2)	(54,862)	(69,928)	(52,965)	(30,197)	(31,697)	(66,367)	(54,627)	(66,212)
Adjustments to maintain reserves	(73)	2,242	1,286	4,721	1,844	14,672	29	1,138

Net equity transactions	(7,114,144)	(4,814,983)	(2,700,952)	(1,273,742)	(28,969,145)	(33,878,362)	(7,169,344)	(5,564,663)

Net change in contract owners’ equity	(5,404,174)	(3,322,338)	(1,719,638)	(516,085)	(22,067,709)	(27,344,699)	(4,839,197)	(3,519,075)
Contract owners’ equity beginning of period	33,386,094	36,708,432	19,069,976	19,586,061	122,102,700	149,447,399	36,206,313	39,725,388

Contract owners’ equity end of period	$27,981,920	33,386,094	17,350,338	19,069,976	100,034,991	122,102,700	31,367,116	36,206,313

CHANGES IN UNITS:
Beginning units	2,762,401	3,186,392	2,109,708	2,256,250	6,993,903	9,018,711	4,052,469	4,718,108

Units purchased	35,031	72,356	58,005	180,969	102,916	133,143	28,247	54,166
Units redeemed	(622,972)	(496,347)	(358,023)	(327,511)	(1,766,106)	(2,157,951)	(820,213)	(719,805)

Ending units	2,174,460	2,762,401	1,809,690	2,109,708	5,330,713	6,993,903	3,260,503	4,052,469

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrOpS2		FidVIPMCap		FidVIPMCapS		FidVIPMCapS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(33,743)	(64,698)	(61,410)	(47,993)	(240,927)	(220,506)	(789,196)	(653,330)
Realized gain (loss) on investments	(181,401)	(255,018)	291,639	124,869	2,174,719	914,794	2,689,243	864,956
Change in unrealized gain (loss) on investments	635,630	707,143	452,431	728,387	1,381,892	3,989,401	6,359,187	10,584,029
Reinvested capital gains	–	–	76,781	–	408,006	–	990,060	–

Net increase (decrease) in contract owners’ equity resulting from operations	420,486	387,427	759,441	805,263	3,723,690	4,683,689	9,249,294	10,795,655

Equity transactions:
Purchase payments received from contract owners (note 3)	25,825	45,092	259,734	194,916	158,225	197,011	1,468,067	5,813,017
Transfers between funds	(523,837)	(425,772)	275,329	669,521	294,896	756,961	1,141,047	1,367,377
Redemptions (note 3)	(1,122,988)	(482,598)	(592,728)	(448,010)	(3,524,275)	(2,711,968)	(5,282,043)	(4,140,165)
Annuity benefits	–	–	–	–	(682)	(153)	–	–
Annual contract maintenance charges (note 2)	–	–	(4,858)	(4,224)	–	–	–	–
Contingent deferred sales charges (note 2)	(19,797)	(12,798)	(3,877)	(3,420)	(38,329)	(51,331)	(123,832)	(109,120)
Adjustments to maintain reserves	698	2,245	(45)	169	1,626	1,901	24,531	32,208

Net equity transactions	(1,640,099)	(873,831)	(66,445)	408,952	(3,108,539)	(1,807,579)	(2,772,230)	2,963,317

Net change in contract owners’ equity	(1,219,613)	(486,404)	692,996	1,214,215	615,151	2,876,110	6,477,064	13,758,972
Contract owners’ equity beginning of period	7,337,439	7,823,843	4,511,984	3,297,769	24,370,415	21,494,305	58,193,494	44,434,522

Contract owners’ equity end of period	$6,117,826	7,337,439	5,204,980	4,511,984	24,985,566	24,370,415	64,670,558	58,193,494

CHANGES IN UNITS:
Beginning units	1,008,606	1,135,191	163,205	147,072	872,164	950,947	3,023,221	2,836,613

Units purchased	5,412	21,423	27,230	41,726	105,622	108,666	344,472	663,742
Units redeemed	(230,319)	(148,008)	(29,204)	(25,593)	(213,698)	(187,449)	(472,196)	(477,134)

Ending units	783,699	1,008,606	161,231	163,205	764,088	872,164	2,895,497	3,023,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FidVIPVaIS2		FrVIPRisDiv		FrVIPForSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,090)	(3,749)	(94,701)	(96,089)	(3,129)	(7,011)	834	886
Realized gain (loss) on investments	19,152	7,709	233,586	477,779	41,747	20,644	12,713	25,590
Change in unrealized gain (loss) on investments	(18,634)	41,202	(356,076)	340,153	13,835	155,597	27,988	38,102
Reinvested capital gains	15,223	699	236,576	18,031	14,403	25,942	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,651	45,861	19,385	739,874	66,856	195,172	41,535	64,578

Equity transactions:
Purchase payments received from contract owners (note 3)	59,002	110,469	203,760	1,489,253	118,080	914,406	–	262,875
Transfers between funds	15,792	(1,825)	(1,407,812)	470,916	179,310	176,705	(28,463)	(72,622)
Redemptions (note 3)	(36,995)	(5,784)	(599,276)	(537,537)	(132,303)	(89,812)	(10,130)	(6,917)
Annuity benefits	–	–	(578)	(140)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(639)	(317)	(7,853)	(11,571)	(6,248)	(4,635)	(268)	(311)
Adjustments to maintain reserves	3	(15)	375	1,869	29	190	5	10

Net equity transactions	37,163	102,528	(1,811,384)	1,412,790	158,868	996,854	(38,856)	183,035

Net change in contract owners’ equity	47,814	148,389	(1,791,999)	2,152,664	225,724	1,192,026	2,679	247,613
Contract owners’ equity beginning of period	421,211	272,822	8,647,099	6,494,435	2,332,814	1,140,788	486,910	239,297

Contract owners’ equity end of period	$469,025	421,211	6,855,100	8,647,099	2,558,538	2,332,814	489,589	486,910

CHANGES IN UNITS:
Beginning units	30,201	22,081	660,380	558,223	192,350	103,449	40,951	23,502

Units purchased	6,131	9,646	132,616	518,734	29,046	100,553	–	25,671
Units redeemed	(2,817)	(1,526)	(275,015)	(416,577)	(15,694)	(11,652)	(3,250)	(8,222)

Ending units	33,515	30,201	517,981	660,380	205,702	192,350	37,701	40,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntVal3		GVITIntVal6		GVITMidCap		GVITMidCap2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$391	286	970	312	(1,185)	(4,078)	(33,825)	(61,769)
Realized gain (loss) on investments	6,202	57	106,613	1,176	20,978	13,812	728,047	279,445
Change in unrealized gain (loss) on investments	9,257	8,945	134,839	110,812	23,350	68,416	(365,319)	533,168
Reinvested capital gains	8,586	–	122,975	–	69,110	22,585	533,366	192,663

Net increase (decrease) in contract owners’ equity resulting from operations	24,436	9,288	365,397	112,300	112,253	100,735	862,269	943,507

Equity transactions:
Purchase payments received from contract owners (note 3)	38,555	64,117	602,581	120,225	108,154	483,834	479,958	1,419,847
Transfers between funds	133,113	17,123	1,987,556	1,154,441	78,708	27,551	162,892	522,637
Redemptions (note 3)	(13,316)	(513)	(301,810)	(16,068)	(40,400)	(38,709)	(605,456)	(374,485)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(586)	–	(3,367)	(200)	(1,237)	(1,652)	(9,850)	(11,308)
Adjustments to maintain reserves	50	42	440	23	80	126	941	1,463

Net equity transactions	157,816	80,769	2,285,400	1,258,421	145,305	471,150	28,485	1,558,154

Net change in contract owners’ equity	182,252	90,057	2,650,797	1,370,721	257,558	571,885	890,754	2,501,661
Contract owners’ equity beginning of period	90,057	–	1,370,721	–	957,220	385,335	8,389,511	5,887,850

Contract owners’ equity end of period	$272,309	90,057	4,021,518	1,370,721	1,214,778	957,220	9,280,265	8,389,511

CHANGES IN UNITS:
Beginning units	6,001	–	119,239	–	76,130	35,096	703,255	562,754

Units purchased	17,359	6,091	308,442	124,604	15,609	45,544	201,994	289,821
Units redeemed	(4,305)	(90)	(110,727)	(5,365)	(4,466)	(4,510)	(201,283)	(149,320)

Ending units	19,055	6,001	316,954	119,239	87,273	76,130	703,966	703,255

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITEmMrkts2		GVITEmMrkts6		GVITFHiInc3		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(17,542)	(10,024)	(29,154)	3,379	–	–	638,768	1,256,318
Realized gain (loss) on investments	83,258	366,493	306,173	4,163	16	–	(415,980)	(257,417)
Change in unrealized gain (loss) on investments	310,490	(287,157)	37,220	19,844	–	–	259,547	(999,781)
Reinvested capital gains	189,133	170,539	603,155	47,013	–	–	48,515	595,387

Net increase (decrease) in contract owners’ equity resulting from operations	565,339	239,851	917,394	74,399	16	–	530,850	594,507

Equity transactions:
Purchase payments received from contract owners (note 3)	–	207,306	215,750	102,020	4,068	–	771,718	3,669,869
Transfers between funds	(267,237)	244,270	6,664,690	583,033	(4,042)	–	(2,352,148)	(4,144,501)
Redemptions (note 3)	(129,964)	(158,848)	(613,372)	(6,620)	(41)	–	(2,598,075)	(3,383,164)
Annuity benefits	–	–	–	–	–	–	(1,300)	(326)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,276)	(4,256)	(16,627)	(183)	–	–	(68,238)	(124,433)
Adjustments to maintain reserves	612	1,228	2,394	7	(1)	–	1,051	777

Net equity transactions	(397,865)	289,700	6,252,835	678,257	(16)	–	(4,246,992)	(3,981,778)

Net change in contract owners’ equity	167,474	529,551	7,170,229	752,656	–	–	(3,716,142)	(3,387,271)
Contract owners’ equity beginning of period	2,092,732	1,563,181	752,656	–	–	–	28,785,793	32,173,064

Contract owners’ equity end of period	$2,260,206	2,092,732	7,922,885	752,656	–	–	25,069,651	28,785,793

CHANGES IN UNITS:
Beginning units	134,352	119,362	64,091	–	–	–	2,542,383	2,897,500

Units purchased	–	119,745	729,909	68,873	397	–	202,495	508,221
Units redeemed	(23,453)	(104,755)	(278,505)	(4,782)	(397)	–	(572,674)	(863,338)

Ending units	110,899	134,352	515,495	64,091	–	–	2,172,204	2,542,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$90,358	46,753	505,398	364,801	1,429,260	927,005	428,823	243,019
Realized gain (loss) on investments	993,543	621,418	356,206	374,397	2,693,068	582,290	1,750,330	577,397
Change in unrealized gain (loss) on investments	(287,724)	957,548	(939,487)	96,140	(753,666)	8,248,457	(151,703)	3,948,714
Reinvested capital gains	369,290	386,555	735,372	356,333	2,522,476	709,048	1,220,095	768,735

Net increase (decrease) in contract owners’ equity resulting from operations	1,165,467	2,012,274	657,489	1,191,671	5,891,138	10,466,800	3,247,545	5,537,865

Equity transactions:
Purchase payments received from contract owners (note 3)	723,037	5,760,437	928,836	5,956,568	9,722,815	29,330,233	2,356,849	12,219,597
Transfers between funds	(449,238)	300,374	(1,643,243)	(2,282,393)	798,471	6,008,987	1,293,700	2,799,957
Redemptions (note 3)	(1,545,363)	(1,344,139)	(3,277,198)	(3,187,854)	(10,696,813)	(8,529,330)	(4,934,045)	(3,192,940)
Annuity benefits	–	–	(4,413)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(21,725)	(32,196)	(74,904)	(96,719)	(286,113)	(207,831)	(116,997)	(81,423)
Adjustments to maintain reserves	400	1,647	408	2,525	5,383	14,597	2,639	7,248

Net equity transactions	(1,292,889)	4,686,123	(4,070,514)	392,127	(456,257)	26,616,656	(1,397,854)	11,752,439

Net change in contract owners’ equity	(127,422)	6,698,397	(3,413,025)	1,583,798	5,434,881	37,083,456	1,849,691	17,290,304
Contract owners’ equity beginning of period	19,358,099	12,659,702	36,988,477	35,404,679	145,739,412	108,655,956	59,575,549	42,285,245

Contract owners’ equity end of period	$19,230,677	19,358,099	33,575,452	36,988,477	151,174,293	145,739,412	61,425,240	59,575,549

CHANGES IN UNITS:
Beginning units	1,598,752	1,174,265	3,386,624	3,348,427	12,564,944	10,125,266	5,001,910	3,925,388

Units purchased	169,324	770,414	199,466	897,071	1,547,238	3,912,574	547,857	1,669,146
Units redeemed	(275,598)	(345,927)	(574,290)	(858,874)	(1,573,437)	(1,472,896)	(668,707)	(592,624)

Ending units	1,492,478	1,598,752	3,011,800	3,386,624	12,538,745	12,564,944	4,881,060	5,001,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModCon2		GVITMyMkt		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$645,274	463,157	376,071	(118,938)	(46,480)	(43,849)	(6,227)	(5,960)
Realized gain (loss) on investments	1,436,574	559,638	–	–	267,178	121,573	15,376	32,166
Change in unrealized gain (loss) on investments	(1,354,259)	1,464,501	–	–	12,659	353,258	(67,903)	4,579
Reinvested capital gains	900,876	339,812	–	–	–	–	70,435	40,487

Net increase (decrease) in contract owners’ equity resulting from operations	1,628,465	2,827,108	376,071	(118,938)	233,357	430,982	11,681	71,272

Equity transactions:
Purchase payments received from contract owners (note 3)	1,660,265	8,588,636	3,625,924	6,192,198	51,019	230,840	21,130	289,833
Transfers between funds	(2,079,152)	545,365	8,627,678	(2,689,041)	(26,113)	260,548	31,412	(21,816)
Redemptions (note 3)	(3,321,295)	(3,487,587)	(6,183,595)	(5,280,391)	(313,089)	(264,394)	(30,954)	(18,375)
Annuity benefits	–	–	(415)	(105)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(93,867)	(116,491)	(71,860)	(125,680)	(7,343)	(12,177)	(1,155)	(910)
Adjustments to maintain reserves	1,150	4,783	(70)	17	174	431	15	87

Net equity transactions	(3,832,899)	5,534,706	5,997,662	(1,903,002)	(295,352)	215,248	20,448	248,819

Net change in contract owners’ equity	(2,204,434)	8,361,814	6,373,733	(2,021,940)	(61,995)	646,230	32,129	320,091
Contract owners’ equity beginning of period	52,545,545	44,183,731	21,470,128	23,492,068	4,117,381	3,471,151	586,761	266,670

Contract owners’ equity end of period	$50,341,111	52,545,545	27,843,861	21,470,128	4,055,386	4,117,381	618,890	586,761

CHANGES IN UNITS:
Beginning units	4,640,924	4,126,406	2,157,270	2,346,235	388,541	366,267	43,060	23,228

Units purchased	635,894	1,212,958	3,843,729	3,672,190	85,557	95,457	5,636	29,863
Units redeemed	(967,525)	(698,440)	(3,239,626)	(3,861,155)	(114,644)	(73,183)	(3,987)	(10,031)

Ending units	4,309,293	4,640,924	2,761,373	2,157,270	359,454	388,541	44,709	43,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		JanRMgCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(101,606)	(95,255)	(9,340)	(7,494)	(81,993)	(70,222)	582	1,666
Realized gain (loss) on investments	598,221	637,190	49,155	11,156	418,877	591,882	10,178	18,064
Change in unrealized gain (loss) on investments	(1,263,185)	(81,481)	(56,153)	17,560	(527,278)	(388,027)	(99,951)	4,146
Reinvested capital gains	888,021	575,647	98,370	89,551	877,614	798,312	183,987	30,534

Net increase (decrease) in contract owners’ equity resulting from operations	121,451	1,036,101	82,032	110,773	687,220	931,945	94,796	54,410

Equity transactions:
Purchase payments received from contract owners (note 3)	353,782	742,885	18,795	241,922	362,129	705,208	27,717	127,245
Transfers between funds	(418,699)	756,245	(18,293)	(4,554)	371,287	1,186,245	508,639	207,616
Redemptions (note 3)	(683,649)	(442,718)	(36,133)	(2,506)	(607,492)	(549,620)	(36,254)	(14,933)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,454)	(15,106)	(1,931)	(96)	(6,391)	(15,895)	(369)	(70)
Adjustments to maintain reserves	822	3,749	106	202	867	1,283	14	67

Net equity transactions	(756,198)	1,045,055	(37,456)	234,968	120,400	1,327,221	499,747	319,925

Net change in contract owners’ equity	(634,747)	2,081,156	44,576	345,741	807,620	2,259,166	594,543	374,335
Contract owners’ equity beginning of period	8,216,175	6,135,019	797,491	451,750	6,610,549	4,351,383	524,905	150,570

Contract owners’ equity end of period	$7,581,428	8,216,175	842,067	797,491	7,418,169	6,610,549	1,119,448	524,905

CHANGES IN UNITS:
Beginning units	647,848	559,038	60,409	39,888	481,110	371,625	37,195	12,354

Units purchased	165,404	284,496	7,892	23,242	210,199	311,273	44,212	36,910
Units redeemed	(223,356)	(195,686)	(10,714)	(2,721)	(202,409)	(201,788)	(8,900)	(12,069)

Ending units	589,896	647,848	57,587	60,409	488,900	481,110	72,507	37,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(64,937)	(69,848)	(101,897)	(103,198)	(54,900)	(60,219)	(55,545)	(59,702)
Realized gain (loss) on investments	273,439	97,683	376,044	267,235	220,523	287,989	396,758	270,495
Change in unrealized gain (loss) on investments	(95,547)	363,570	(206,366)	731,083	(38,865)	(31,075)	(124,591)	559,763
Reinvested capital gains	–	–	–	–	–	–	197,798	97,683

Net increase (decrease) in contract owners’ equity resulting from operations	112,955	391,405	67,781	895,120	126,758	196,695	414,420	868,239

Equity transactions:
Purchase payments received from contract owners (note 3)	187,261	1,059,381	338,681	1,185,318	63,173	390,699	478,262	1,147,887
Transfers between funds	(536,847)	215,349	(1,102,147)	222,115	(238,912)	(589,080)	489,329	97,635
Redemptions (note 3)	(366,450)	(373,082)	(510,032)	(397,021)	(271,463)	(244,967)	(775,888)	(461,260)
Annuity benefits	(1,122)	(272)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,255)	(7,726)	(12,743)	(10,246)	(6,646)	(5,605)	(13,746)	(13,254)
Adjustments to maintain reserves	686	474	(105)	1,527	(106)	387	811	1,508

Net equity transactions	(723,727)	894,124	(1,286,346)	1,001,693	(453,954)	(448,566)	178,768	772,516

Net change in contract owners’ equity	(610,772)	1,285,529	(1,218,565)	1,896,813	(327,196)	(251,871)	593,188	1,640,755
Contract owners’ equity beginning of period	5,665,100	4,379,571	8,579,778	6,682,965	4,654,247	4,906,118	7,612,804	5,972,049

Contract owners’ equity end of period	$5,054,328	5,665,100	7,361,213	8,579,778	4,327,051	4,654,247	8,205,992	7,612,804

CHANGES IN UNITS:
Beginning units	581,820	483,758	890,831	782,319	467,317	516,432	638,853	567,227

Units purchased	53,260	193,624	56,624	266,977	41,829	109,330	139,816	195,613
Units redeemed	(129,897)	(95,562)	(194,491)	(158,465)	(90,186)	(158,445)	(123,212)	(123,987)

Ending units	505,183	581,820	752,964	890,831	418,960	467,317	655,457	638,853

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MTBLgCapGr2		MTBLgCapV2		MTBModGr2		NBAMSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18,426)	(10,691)	(8,740)	(197)	100,768	51,421	(4,183)	(32)
Realized gain (loss) on investments	11,583	44,192	37,507	41,766	338,811	199,722	1,536	4
Change in unrealized gain (loss) on investments	(42,261)	47,729	(10,821)	166,256	(2,254,890)	961,815	23,376	460
Reinvested capital gains	72,903	–	244,089	–	2,662,890	178,086	1,037	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,799	81,230	262,035	207,825	847,579	1,391,044	21,766	432

Equity transactions:
Purchase payments received from contract owners (note 3)	74,134	996,630	57,540	1,118,827	834,088	10,342,017	97,741	2,800
Transfers between funds	29,296	(12,193)	16,701	(31,170)	(1,399,937)	(216,230)	191,410	129,223
Redemptions (note 3)	(74,424)	(150,137)	(87,235)	(129,256)	(1,875,998)	(2,132,062)	(9,145)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,874)	(3,965)	(2,441)	(2,055)	(57,955)	(67,321)	(86)	–
Adjustments to maintain reserves	18	159	205	495	545	2,928	35	2

Net equity transactions	27,150	830,494	(15,230)	956,841	(2,499,257)	7,929,332	279,955	132,025

Net change in contract owners’ equity	50,949	911,724	246,805	1,164,666	(1,651,678)	9,320,376	301,721	132,457
Contract owners’ equity beginning of period	2,559,023	1,647,299	2,889,581	1,724,915	32,607,560	23,287,184	132,457	–

Contract owners’ equity end of period	$2,609,972	2,559,023	3,136,386	2,889,581	30,955,882	32,607,560	434,178	132,457

CHANGES IN UNITS:
Beginning units	255,689	171,147	254,337	164,487	2,900,167	2,168,937	10,971	–

Units purchased	12,927	105,511	9,408	106,967	80,352	1,004,580	42,919	10,971
Units redeemed	(10,081)	(20,969)	(10,504)	(17,117)	(302,648)	(273,350)	(19,715)	–

Ending units	258,535	255,689	253,241	254,337	2,677,871	2,900,167	34,175	10,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppCapApS		OppGlSec3		OppGlSec4		OppGlSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(98,474)	(190,872)	(1,729)	(987)	(45,751)	(23,352)	(151)	596
Realized gain (loss) on investments	986,555	510,033	6,266	1,493	310,768	(88)	26,487	42,256
Change in unrealized gain (loss) on investments	(341,078)	562,587	43,395	25,865	952,026	646,511	62,242	53,329
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	547,003	881,748	47,932	26,371	1,217,043	623,071	88,578	96,181

Equity transactions:
Purchase payments received from contract owners (note 3)	808,936	3,864,892	91,343	108,439	671,667	809,620	–	306,455
Transfers between funds	(1,392,192)	(606,934)	135,984	52,758	5,242,634	3,745,151	(31,441)	(37,316)
Redemptions (note 3)	(1,203,470)	(818,339)	(24,485)	(15,639)	(724,176)	(127,366)	(27,456)	(56,821)
Annuity benefits	–	–	–	–	(875)	(201)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,194)	(24,797)	(721)	–	(9,582)	(2,595)	(873)	(2,392)
Adjustments to maintain reserves	350	3,846	37	(10)	2,294	(321)	19	72

Net equity transactions	(1,813,570)	2,418,668	202,158	145,548	5,181,962	4,424,288	(59,751)	209,998

Net change in contract owners’ equity	(1,266,567)	3,300,416	250,090	171,919	6,399,005	5,047,359	28,827	306,179
Contract owners’ equity beginning of period	18,254,140	14,953,724	171,919	–	5,047,359	–	729,261	423,082

Contract owners’ equity end of period	$16,987,573	18,254,140	422,009	171,919	11,446,364	5,047,359	758,088	729,261

CHANGES IN UNITS:
Beginning units	1,746,466	1,504,622	14,284	–	436,362	–	55,720	38,245

Units purchased	244,532	639,618	17,286	15,910	679,436	494,129	–	30,015
Units redeemed	(422,680)	(397,774)	(2,382)	(1,626)	(235,921)	(57,767)	(4,468)	(12,540)

Ending units	1,568,318	1,746,466	29,188	14,284	879,877	436,362	51,252	55,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSecS		OppHighInc		OppMStS		OppMStSCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(31,436)	(183)	101,340	76,211	(18,558)	(103,838)	(8,901)	(7,328)
Realized gain (loss) on investments	500,881	966,599	19,859	15,959	440,794	81,969	23,904	19,947
Change in unrealized gain (loss) on investments	576,844	478,464	(96,246)	43,310	321,487	1,263,434	34,176	106,621
Reinvested capital gains	–	–	–	–	–	–	21,276	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,046,289	1,444,880	24,953	135,480	743,723	1,241,565	70,455	119,240

Equity transactions:
Purchase payments received from contract owners (note 3)	–	871,831	67,479	488,998	624,092	2,896,026	13,745	292,546
Transfers between funds	(1,060,441)	(2,924,605)	15,689	50,534	(630,492)	259,380	8,930	(20,087)
Redemptions (note 3)	(501,018)	(519,804)	(65,406)	(56,490)	(1,036,539)	(813,665)	(35,382)	(31,857)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,271)	(14,361)	(803)	(1,229)	(22,023)	(18,971)	(752)	(982)
Adjustments to maintain reserves	889	3,738	(65)	69	942	3,461	1	56

Net equity transactions	(1,569,841)	(2,583,201)	16,894	481,882	(1,064,020)	2,326,231	(13,458)	239,676

Net change in contract owners’ equity	(523,552)	(1,138,321)	41,847	617,362	(320,297)	3,567,796	56,997	358,916
Contract owners’ equity beginning of period	9,987,023	11,125,344	1,949,978	1,332,616	17,941,496	14,373,700	833,668	474,752

Contract owners’ equity end of period	$9,463,471	9,987,023	1,991,825	1,949,978	17,621,199	17,941,496	890,665	833,668

CHANGES IN UNITS:
Beginning units	764,881	1,001,034	153,260	112,870	1,636,694	1,412,782	59,126	39,780

Units purchased	–	205,976	15,222	52,424	96,288	426,111	2,699	25,721
Units redeemed	(121,767)	(442,129)	(13,819)	(12,034)	(192,977)	(202,199)	(3,736)	(6,375)

Ending units	643,114	764,881	154,663	153,260	1,540,005	1,636,694	58,089	59,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppStratBdS		PVTGroInc		PVTIntEq		PVTSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$556,244	576,632	2,558	1,500	1,340	(2,865)	(4,725)	(2,863)
Realized gain (loss) on investments	190,866	297,448	21,685	11,201	32,224	50,352	27,121	9,548
Change in unrealized gain (loss) on investments	(520,444)	270,112	12,595	57,771	9,018	7,882	(22,373)	80,640
Reinvested capital gains	–	–	–	–	–	–	28,175	–

Net increase (decrease) in contract owners’ equity resulting from operations	226,666	1,144,192	36,838	70,472	42,582	61,099	28,198	87,325

Equity transactions:
Purchase payments received from contract owners (note 3)	1,086,624	3,312,377	37,820	97,284	14,751	57,280	13,645	28,767
Transfers between funds	2,338,741	563,182	142,499	145,930	(119,653)	95,102	21,730	65,165
Redemptions (note 3)	(1,492,513)	(1,604,300)	(61,335)	(28,875)	(14,495)	(18,161)	(16,479)	(23,876)
Annuity benefits	(907)	(224)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,720)	(37,767)	(1,415)	(681)	(147)	(887)	(35)	(1,203)
Adjustments to maintain reserves	1,633	3,048	69	(9)	(46)	45	31	–

Net equity transactions	1,905,858	2,236,316	117,638	213,649	(119,590)	133,379	18,892	68,853

Net change in contract owners’ equity	2,132,524	3,380,508	154,476	284,121	(77,008)	194,478	47,090	156,178
Contract owners’ equity beginning of period	18,451,213	15,070,705	821,625	537,504	526,429	331,951	478,686	322,508

Contract owners’ equity end of period	$20,583,737	18,451,213	976,101	821,625	449,421	526,429	525,776	478,686

CHANGES IN UNITS:
Beginning units	1,419,627	1,241,682	61,063	43,738	44,398	32,137	33,428	28,092

Units purchased	375,046	612,779	17,233	24,374	3,652	34,741	5,200	8,420
Units redeemed	(230,025)	(434,834)	(8,455)	(7,049)	(13,887)	(22,480)	(3,938)	(3,084)

Ending units	1,564,648	1,419,627	69,841	61,063	34,163	44,398	34,690	33,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVTVoyII		STICapAp		STIIntlEq		STIInvGrBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,666)	(8,709)	(3,740)	(3,020)	98	221	161	81
Realized gain (loss) on investments	44,702	10,406	1,363	3,994	2,481	147	(1)	(1)
Change in unrealized gain (loss) on investments	4,675	34,810	(4,422)	11,308	(1,351)	3,704	(118)	87
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,711	36,507	(6,799)	12,282	1,228	4,072	42	167

Equity transactions:
Purchase payments received from contract owners (note 3)	17,095	194,063	–	165,841	–	19,259	–	6,587
Transfers between funds	(16,811)	58,437	(4,294)	(22,891)	(40)	(71)	–	–
Redemptions (note 3)	(67,753)	(35,134)	(1,964)	(8,910)	(13,728)	(589)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,531)	(561)	–	–	(573)	–	–	–
Adjustments to maintain reserves	(90)	70	(21)	(18)	16	(18)	–	(5)

Net equity transactions	(69,090)	216,875	(6,279)	134,022	(14,325)	18,581	–	6,582

Net change in contract owners’ equity	(25,379)	253,382	(13,078)	146,304	(13,097)	22,653	42	6,749
Contract owners’ equity beginning of period	989,007	735,625	294,980	148,676	23,770	1,117	6,749	–

Contract owners’ equity end of period	$963,628	989,007	281,902	294,980	10,673	23,770	6,791	6,749

CHANGES IN UNITS:
Beginning units	94,158	72,604	23,732	12,594	1,409	78	630	–

Units purchased	15,026	28,683	443	35,932	–	1,373	–	630
Units redeemed	(21,253)	(7,129)	(951)	(24,794)	(843)	(42)	–	–

Ending units	87,931	94,158	23,224	23,732	566	1,409	630	630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	STILgCapRV		STILgCapVal		STIMidCapEq		STISmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(270)	(456)	556	419	(1,813)	(1,037)	(663)	(383)
Realized gain (loss) on investments	1,633	13,919	13,030	6,380	5,819	4,367	621	204
Change in unrealized gain (loss) on investments	3,364	(1,031)	(8,057)	25,812	17,832	19,515	(651)	10,131
Reinvested capital gains	–	–	–	–	–	–	11,485	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,727	12,432	5,529	32,611	21,838	22,845	10,792	9,952

Equity transactions:
Purchase payments received from contract owners (note 3)	–	30,044	–	147,083	–	86,696	10	19,979
Transfers between funds	(1,307)	(50,896)	36,859	(23,112)	(16,309)	(13,513)	(804)	49,431
Redemptions (note 3)	(5,803)	(1,484)	(63,627)	(11,105)	(5,551)	(14,159)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(246)	–	(1,302)	–	(257)	(384)	–	–
Adjustments to maintain reserves	(18)	3	9	(55)	(29)	(6)	13	27

Net equity transactions	(7,374)	(22,333)	(28,061)	112,811	(22,146)	58,634	(781)	69,437

Net change in contract owners’ equity	(2,647)	(9,901)	(22,532)	145,422	(308)	81,479	10,011	79,389
Contract owners’ equity beginning of period	67,120	77,021	289,809	144,387	179,646	98,167	101,799	22,410

Contract owners’ equity end of period	$64,473	67,120	267,277	289,809	179,338	179,646	111,810	101,799

CHANGES IN UNITS:
Beginning units	4,514	5,829	19,347	10,956	11,875	7,474	5,605	1,520

Units purchased	–	2,232	2,464	23,727	–	16,253	6	4,103
Units redeemed	(479)	(3,547)	(4,356)	(15,336)	(1,350)	(11,852)	(49)	(18)

Ending units	4,035	4,514	17,455	19,347	10,525	11,875	5,562	5,605

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKCom2		VKEmGr2		VKCorPlus2		VKUSRealEst2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(70,976)	(101,680)	(76,463)	(83,010)	40,514	25,233	(3,812)	5,990
Realized gain (loss) on investments	1,402,106	512,413	330,967	182,292	210	808	579,352	114,311
Change in unrealized gain (loss) on investments	(1,478,704)	2,294,029	47,266	209,123	(6,499)	(1,139)	(141,002)	551,244
Reinvested capital gains	698,166	–	–	–	13,603	2,104	119,768	38,448

Net increase (decrease) in contract owners’ equity resulting from operations	550,592	2,704,762	301,770	308,405	47,828	27,006	554,306	709,993

Equity transactions:
Purchase payments received from contract owners (note 3)	960,340	3,393,925	139,913	829,811	377,392	337,283	255,150	719,722
Transfers between funds	399,694	1,796,952	(763,098)	(582,702)	822,012	642,664	78,676	1,830,161
Redemptions (note 3)	(1,430,071)	(980,153)	(373,978)	(369,381)	(87,063)	(51,807)	(453,125)	(228,180)
Annuity benefits	(595)	(145)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25,117)	(26,604)	(8,960)	(12,457)	(174)	(1,512)	(6,487)	(7,761)
Adjustments to maintain reserves	1,355	3,313	(127)	280	15	(30)	1,748	1,062

Net equity transactions	(94,394)	4,187,288	(1,006,250)	(134,449)	1,112,182	926,598	(124,038)	2,315,004

Net change in contract owners’ equity	456,198	6,892,050	(704,480)	173,956	1,160,010	953,604	430,268	3,024,997
Contract owners’ equity beginning of period	20,909,744	14,017,694	6,189,617	6,015,661	1,155,479	201,875	3,871,141	846,144

Contract owners’ equity end of period	$21,365,942	20,909,744	5,485,137	6,189,617	2,315,489	1,155,479	4,301,409	3,871,141

CHANGES IN UNITS:
Beginning units	1,737,181	1,350,669	672,641	688,105	110,871	19,930	219,601	64,808

Units purchased	442,214	721,701	47,971	154,573	114,215	98,795	152,139	259,690
Units redeemed	(452,667)	(335,189)	(159,653)	(170,037)	(8,326)	(7,854)	(160,367)	(104,897)

Ending units	1,726,728	1,737,181	560,959	672,641	216,760	110,871	211,373	219,601

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);

     AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)

     AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)

     AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)

     AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)

     AIM VIF – International Growth Fund – Series II Shares (AIMIntGr2)

     AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore)

     AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq)

     AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);

     Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)

     Alliance VPSF – AllianceBernstein International Value Portfolio – Class B (AlIntlValB)

     Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB)

         (formerly Alliance VPSF – AllianceBernstein Premier Growth Portfolio – Class B)

     Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)

         (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

     Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)

Portfolios of the Federated Insurance Series (Federated IS);

     Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

     Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

     Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS)

     Federated IS – International Equity Fund II (FedIntEq)

     Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)

         (formerly Federated IS – Growth Strategies Fund II)

     Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

     Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

     Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

     Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

     Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

     Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

     Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

     Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

     Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

     Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

     Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2)

     Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt)

     Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

     Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

     Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

     Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

     Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

     Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)

     Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

     Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr)

     Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)

     Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2)

     Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

     Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)

     Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)

     Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

     Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

     Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

     Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPI500)

     Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

     Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)

     Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2)

     Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal)

     Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)

     Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)

     Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class (FidVIPDyCapS)

     Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2 (FidVIPDyCapS2)

     Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)

     Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)

     Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2)

     Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

     Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

     Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2)

     Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap)

     Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

     Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

     Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

     Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

     Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

     Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

     Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)

     Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)

     Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

     Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II (GVITMidCap2)

     Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2)

     Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)

     Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)*

     Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

     Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)

     Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)

     Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)

     Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)

     Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)

     Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

     Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)

     Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

     Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)

     Gartmore GVIT Small Company Fund – Class I (GVITSmComp)

     Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)

Portfolios of the Janus Aspen Series (Janus AS);

     Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);

     MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

     MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

     MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS)

     MFS® VIT – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

     MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2)

         (formerly VISION Group of Funds – Large Cap Growth Fund II)

     MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2)

         (formerly VISION Group of Funds – Large Cap Value Fund II)

     MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2)

         (formerly VISION Group of Funds – Managed Allocation Fund – Moderate Growth II)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

     Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes)

Portfolios of the Oppenheimer Variable Annuity Funds;

     Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)

     Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

     Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

     Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)

     Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)

     Oppenheimer High Income Fund/VA – Initial Class (OppHighInc)

     Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)

     Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap)

     Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS)

Portfolios of the Putnam Variable Trust (Putnam VT);

     Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

     Putnam VT International Equity Fund – IB Shares (PVTIntEq)

     Putnam VT Small Cap Value – IB Shares (PVTSmCapVal)

     Putnam VT Voyager II Fund – IB Shares (PVTVoyII)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the STI Classic Variable Trust;

     STI Classic Variable Trust – Capital Appreciation Fund (STICapAp)

     STI Classic Variable Trust – International Equity Fund (STIIntlEq)

     STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)

     STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV)

              (formerly STI Classic Variable Trust – Growth & Income Fund)

     STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)

              (formerly STI Classic Variable Trust – Value Income Stock Fund)

     STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq)

     STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

     Van Kampen LIT – Comstock Portfolio – Class II (VKCom2)

     Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

     Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)

     Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2)

* At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select		All American Annuity
Variable Account Charges – Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	–	–		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–		0.15	%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–		0.20	%(3)

If death before annuitization, benefit will be greatest of

(i) contract value, (ii) purchase payments less

surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary

value.

One-Year Step Up	–	0.05	%(2)	0.05	%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10	%(2)	0.10	%(4)

If death before annuitization, benefit will be greater of

(i) contract value or (ii) total of all purchase payments

less surrenders with 5% simple interest from purchase to

most recent contract anniversary prior to annuitants

86th birthday less surrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–		0.45%
Option 2	–	–		0.30%
Extra Value Option (EV)	–	–		0.45%

Fee assessed to assets of the variable account and to

allocations made to the fixed account or guaranteed term

options for first seven contract years in exchange for

application of 3% credit of purchase payments made

during the first 12 months contract is in force.

Beneficiary Protector Option	–	–		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%		3.65%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMIntGr2	AIMMidCore	AIMPreEq
0.95%	$3,312,322	34,670	3,721	117	378	5,724	2,533	2,395
1.00%	1,777,174	12,818	503	–	300	609	–	–
1.05%	387,067	1,475	354	–	53	52	–	–
1.10%	1,739,376	12,747	6,130	1,879	–	1,960	5,006	2,330
1.15%	712,934	6,721	3,176	–	–	1,276	28	–
1.20%	239,028	2,586	525	–	4	169	65	250
1.25%	270,651	5,053	1,696	–	–	157	–	–
1.30%	1,114,451	5,997	1,088	–	119	747	–	–
1.35%	68,291	537	54	–	–	70	103	57
1.40%	7,991,387	54,042	6,071	155	–	3,338	201	–
1.45%	987,296	3,360	964	–	–	375	–	–
1.50%	241,563	2,453	120	–	–	–	–	–
1.55%	1,698,922	18,382	3,829	–	501	2,498	255	569
1.60%	866,700	19,917	2,636	–	34	626	–	–
1.65%	277,922	2,523	689	–	–	40	24	–
1.70%	233,901	9,116	2,092	–	–	93	–	–
1.75%	266,410	3,150	742	–	–	242	116	–
1.80%	142,677	1,402	496	–	446	134	–	–
1.85%	173,600	5,454	3,277	–	–	988	–	–
1.90%	57,213	2,288	126	–	–	–	–	–
1.95%	24,776	348	–	–	–	–	–	–
2.00%	148,609	400	2,288	–	–	–	–	–
2.05%	97,717	2,133	1,053	–	–	–	–	–
2.10%	27,871	1,277	155	–	–	8	–	–
2.15%	56,164	1,747	115	–	–	–	–	–
2.20%	30,980	57	458	–	–	–	–	–
2.25%	52,010	655	304	–	–	–	–	–
2.30%	16,248	148	–	–	–	23	–	–
2.35%	31,389	3,827	914	–	–	–	–	–
2.40%	2,848	456	–	–	–	–	–	–
2.45%	1,622	43	–	–	–	–	–	–
2.55%	369	–	–	–	–	–	–	–
2.60%	763	209	105	–	–	–	–	–

Totals	$23,050,251	215,991	43,681	2,151	1,835	19,129	8,331	5,601

	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
0.95%	$3,332	17,318	18,138	7,455	27,439	2,567	1,288	6,775
1.00%	286	3,531	4,227	628	10,767	–	–	–
1.05%	–	606	777	414	1,948	–	–	9
1.10%	3,852	15,325	5,460	2,727	15,534	5,898	2,043	9,429
1.15%	527	7,681	3,257	1,668	11,357	32	–	55
1.20%	114	3,343	1,048	239	1,916	254	–	167
1.25%	92	2,874	327	142	3,837	454	22	278
1.30%	313	4,215	1,159	711	2,059	–	–	–
1.35%	58	182	48	16	836	289	–	853
1.40%	8,124	22,338	17,642	9,704	37,947	1,082	272	2,468
1.45%	323	4,174	617	578	2,299	–	–	–
1.50%	264	259	721	88	728	239	217	439
1.55%	4,331	17,039	6,091	4,612	24,105	618	798	4,028
1.60%	1,624	5,994	5,246	4,358	6,630	–	–	61
1.65%	68	4,093	237	168	1,296	46	–	–
1.70%	356	1,777	1,891	129	6,280	–	–	–
1.75%	291	5,285	2,756	1,213	3,744	116	–	–
1.80%	217	3,060	839	55	1,540	–	–	–
1.85%	1,464	2,171	1,408	1,731	2,621	–	–	–
1.90%	158	2,408	–	1,775	75	–	–	–
1.95%	–	418	5	5	460	–	–	–
2.00%	30	130	262	–	2,091	–	–	–
2.05%	290	289	282	86	52	–	–	–
2.10%	257	162	9	143	219	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
2.15%	558	2,893	1,097	445	905	–	–	–
2.20%	–	–	–	–	514	–	–	–
2.25%	236	2,543	–	1,208	–	–	–	–
2.30%	–	353	25	649	–	–	–	–
2.35%	101	1,423	–	–	–	–	–	–
2.40%	–	311	92	2	86	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$27,266	132,195	73,661	40,949	167,285	11,595	4,640	24,562

	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS
0.95%	$12,330	4,922	5,584	18,956	428	1,588	7,208	25,653
1.00%	3,726	1,681	1,523	5,544	–	–	–	7,049
1.05%	307	358	641	846	89	–	–	160
1.10%	5,878	4,829	2,610	18,622	1,160	4,828	19,989	25,385
1.15%	700	3,317	3,056	13,176	243	–	758	12,661
1.20%	1,936	134	274	1,512	–	46	293	2,371
1.25%	2,163	348	22	2,022	–	–	343	3,847
1.30%	3,638	2,448	321	2,297	–	33	–	6,250
1.35%	637	495	81	260	–	186	372	1,192
1.40%	3,825	2,310	3,001	35,791	115	71	1,728	39,927
1.45%	2,794	1,483	1,612	5,017	–	–	–	5,530
1.50%	804	236	–	916	–	904	741	1,207
1.55%	8,095	3,116	8,916	25,219	–	644	6,910	43,533
1.60%	7,094	2,145	1,223	11,329	–	–	121	7,581
1.65%	2,513	1,029	247	1,342	–	67	64	1,345
1.70%	1,816	538	83	3,833	–	–	–	3,383
1.75%	2,068	237	591	4,751	–	–	–	2,479
1.80%	491	650	58	1,465	–	–	–	2,121
1.85%	316	394	1,138	4,836	–	–	–	5,875
1.90%	213	263	250	73	–	–	–	103
1.95%	–	–	–	–	–	–	–	163
2.00%	81	149	25	7,626	–	–	–	587
2.05%	186	805	–	–	–	–	–	334
2.10%	15	27	–	186	–	–	–	48
2.15%	120	19	–	–	–	–	–	298
2.20%	–	–	–	–	–	–	–	118
2.25%	2,020	898	1,416	–	–	–	–	–
2.30%	–	–	570	–	–	–	–	–
2.35%	112	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$63,878	32,831	33,242	165,619	2,035	8,367	38,527	199,200

	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
0.95%	$–	164,526	93,970	–	178,601	69,832	–	94,888
1.00%	–	130,006	16,010	–	167,859	23,217	–	76,226
1.05%	–	31,589	2,821	–	32,844	2,476	–	14,704
1.10%	–	21,725	69,172	–	3,252	44,338	–	917
1.15%	–	698	34,842	–	2,083	14,069	–	420
1.20%	–	712	7,480	–	959	6,473	–	433
1.25%	–	323	18,691	–	825	5,508	–	87
1.30%	59,429	209	9,301	57,530	147	3,019	32,398	47
1.35%	–	827	2,519	–	61	2,239	–	–
1.40%	493,311	3,709	129,361	428,838	3,779	82,027	405,558	2,766
1.45%	22,047	2,712	47,754	28,672	9,604	51,164	15,816	1,804
1.50%	11,544	1,380	9,272	10,678	839	4,827	6,358	1,359
1.55%	–	8,805	98,546	–	273	53,553	–	–
1.60%	–	63	31,744	–	269	17,401	–	–
1.65%	–	135	8,166	–	306	5,066	–	–
1.70%	–	–	15,334	–	173	12,187	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
1.75%	–	206	15,950	–	–	3,121	–	–
1.80%	–	155	6,406	–	–	1,718	–	–
1.85%	–	–	6,018	–	–	2,137	–	–
1.90%	–	–	1,319	–	–	534	–	–
1.95%	–	–	1,359	–	–	107	–	–
2.00%	–	–	14,004	–	–	993	–	–
2.05%	–	–	5,763	–	–	3,809	–	–
2.10%	–	–	38	–	–	14	–	–
2.15%	–	–	1,226	–	–	297	–	–
2.20%	–	–	540	–	–	–	–	–
2.25%	–	–	849	–	–	1,298	–	–
2.30%	–	–	46	–	–	42	–	–
2.35%	–	–	1,607	–	–	272	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	46	–	–	42	–	–
2.55%	–	–	99	–	–	–	–	–
2.60%	–	–	27	–	–	–	–	–

Totals	$586,331	367,780	650,280	525,718	401,874	411,780	460,130	193,651

	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R	FidVIPOvSR	FidVIPVal
0.95%	$30,708	53,780	–	51,275	18,954	11,933	6,217	4,591
1.00%	12,531	51,559	–	44,887	9,507	2,262	2,946	3,658
1.05%	1,248	11,676	–	6,764	252	812	1,268	250
1.10%	22,067	6,570	–	452	9,307	2,506	688	80
1.15%	14,031	1,403	–	386	2,752	1,103	–	–
1.20%	2,495	3,155	–	307	1,793	603	35	–
1.25%	3,560	357	–	361	757	283	–	–
1.30%	3,090	31,032	43,550	15	987	67	19	–
1.35%	1,569	–	–	–	124	132	16	–
1.40%	66,939	249,154	349,227	2,152	27,338	7,532	357	–
1.45%	29,577	23,296	9,492	7,363	15,393	3,009	1,056	–
1.50%	8,786	7,204	3,174	149	2,422	48	–	–
1.55%	30,169	14,530	–	104	9,477	5,007	6	–
1.60%	19,017	4,324	–	254	4,216	1,561	–	–
1.65%	4,757	168	–	–	1,585	593	–	–
1.70%	3,174	3,065	–	73	709	307	–	–
1.75%	2,473	2,443	–	–	2,144	185	–	–
1.80%	1,015	2	–	–	111	1,624	–	–
1.85%	751	79	–	–	–	–	–	–
1.90%	52	–	–	–	111	47	–	–
1.95%	471	473	–	–	680	–	–	–
2.00%	1,019	–	–	–	151	84	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	9	–	–	–	12	52	–	–
2.15%	–	–	–	–	274	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	91	–	–	–	81	–	–	–
2.30%	136	–	–	–	178	27	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$259,735	464,270	405,443	114,542	109,315	39,777	12,608	8,579

	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
0.95%	$2,088	–	18,462	4,280	–	33,882	7,645	–
1.00%	416	–	15,751	716	–	19,231	5,359	–
1.05%	9	–	2,261	162	–	7,245	53	–
1.10%	1,582	–	295	2,348	–	–	4,721	–
1.15%	1,532	–	–	191	–	–	2,424	–
1.20%	168	–	160	270	–	79	755	–
1.25%	339	–	12	521	–	388	1,969	–
1.30%	–	5,010	–	217	8,554	–	155	108,824
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
1.35%	126	–	–	45	–	–	–	–
1.40%	5,112	60,959	573	6,985	88,662	198	10,587	763,786
1.45%	1,060	2,313	167	10,687	4,494	1,459	9,340	27,471
1.50%	2,286	1,283	59	829	975	69	2,294	8,569
1.55%	4,045	–	–	2,855	–	–	4,892	–
1.60%	363	–	–	2,786	–	–	2,690	–
1.65%	192	–	76	218	–	–	171	–
1.70%	94	–	–	73	–	–	4,198	–
1.75%	5	–	–	75	–	–	1,448	–
1.80%	–	–	–	–	–	–	–	–
1.85%	15	–	–	29	–	–	30	–
1.90%	–	–	–	–	–	–	–	–
1.95%	8	–	–	–	–	–	44	–
2.00%	–	–	–	65	–	–	–	–
2.05%	–	–	–	–	–	–	33	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$19,440	69,565	37,816	33,352	102,685	62,551	58,808	908,650

	FidVIPConS	FidVIPConS2	FidVIPI500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2	FidVIPBal	FidVIPBalS
0.95%	$221,546	89,107	198,165	135,270	790	4,897	–	74,692
1.00%	186,595	33,913	138,810	87,266	715	297	–	60,716
1.05%	40,310	3,506	31,267	28,739	464	–	–	13,884
1.10%	15,793	56,560	24,115	24,607	–	2,836	–	1,350
1.15%	1,465	25,098	4,327	7,984	–	2,405	–	360
1.20%	1,266	10,896	5,614	2,394	–	518	–	165
1.25%	288	15,244	1,994	2,979	–	279	–	204
1.30%	208	13,608	62,506	38,331	–	775	59,877	65
1.35%	258	2,889	1,581	1,154	–	179	–	–
1.40%	5,006	130,575	429,505	342,015	73	9,845	520,190	1,517
1.45%	12,243	59,527	59,491	45,304	–	1,891	4,479	744
1.50%	1,573	10,598	14,837	14,789	–	107	1,751	360
1.55%	1,714	144,731	36,220	22,895	–	7,289	–	–
1.60%	108	35,944	3,265	4,825	–	4,627	–	–
1.65%	337	9,043	1,813	658	–	393	–	–
1.70%	41	12,200	3,113	6,560	–	1,109	–	75
1.75%	118	11,895	123	442	–	300	–	–
1.80%	116	10,799	126	357	–	406	–	–
1.85%	57	6,896	13	79	–	1,171	–	–
1.90%	–	517	–	15	–	–	–	–
1.95%	–	2,604	58	81	–	425	–	–
2.00%	–	9,904	136	341	–	53	–	–
2.05%	–	2,921	–	–	–	–	–	–
2.10%	–	1,128	–	–	–	66	–	–
2.15%	–	2,059	–	–	–	496	–	–
2.20%	–	1,945	–	–	–	–	–	–
2.25%	–	5,761	–	–	–	1,000	–	–
2.30%	–	6	–	–	–	–	–	–
2.35%	–	2,631	–	–	–	272	–	–
2.40%	–	76	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	46	–	–	–	–	–	–

Totals	$489,042	712,627	1,017,079	767,085	2,042	41,636	586,297	154,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2	FidVIPGrOp	FidVIPGrOpS
0.95%	$15,702	3,474	6,616	–	117,282	28,708	–	145,778
1.00%	9,528	765	792	–	135,358	13,125	–	142,284
1.05%	758	822	399	–	35,612	1,661	–	25,542
1.10%	6,124	–	2,484	–	912	18,784	–	1,831
1.15%	1,790	–	2,613	–	131	9,109	–	1,926
1.20%	950	5	671	–	581	4,732	–	808
1.25%	2,145	–	259	–	762	5,178	–	440
1.30%	–	–	82	33,050	17	2,778	177,513	111
1.35%	1,324	–	30	–	–	803	–	–
1.40%	20,866	36	11,061	263,104	3,109	46,447	1,291,924	5,984
1.45%	24,940	111	8,041	9,651	3,741	35,844	21,400	1,398
1.50%	1,481	–	469	3,589	105	2,003	9,501	502
1.55%	18,506	–	7,732	–	–	29,242	–	140
1.60%	5,986	–	1,048	–	–	7,710	–	–
1.65%	1,403	–	969	–	–	2,674	–	60
1.70%	606	–	1,237	–	68	3,423	–	177
1.75%	928	–	1,457	–	–	8,950	–	–
1.80%	134	–	58	–	–	1,817	–	–
1.85%	–	–	208	–	–	1,681	–	–
1.90%	159	–	174	–	–	340	–	–
1.95%	656	–	–	–	–	577	–	–
2.00%	386	–	–	–	–	325	–	–
2.05%	–	–	16	–	–	1,042	–	–
2.10%	–	–	127	–	–	28	–	–
2.15%	–	–	183	–	–	341	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	970	–	–	445	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	978	–	–	829	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	43	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	23	–	–

Totals	$114,372	5,213	48,674	309,394	297,678	228,662	1,500,338	326,981

	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
0.95%	$13,281	–	109,541	108,021	686	13,424	6,241	875
1.00%	10,648	–	94,022	41,852	–	9,101	–	–
1.05%	607	–	15,326	1,958	–	1,748	–	47
1.10%	5,172	–	1,596	67,479	3,272	6,848	14,740	3,486
1.15%	1,298	–	49	25,524	225	6,817	20	–
1.20%	1,595	–	467	8,340	–	355	342	43
1.25%	523	–	856	9,672	30	1,704	–	–
1.30%	45	61,410	119	5,118	–	2,842	48	–
1.35%	286	–	–	3,343	–	356	516	137
1.40%	15,994	–	2,223	161,582	59	18,014	1,479	252
1.45%	19,096	–	14,285	83,119	–	3,259	–	–
1.50%	1,143	–	1,077	7,614	–	1,812	378	–
1.55%	4,731	–	324	157,118	818	8,078	3,298	332
1.60%	3,661	–	552	29,631	–	5,291	–	–
1.65%	672	–	141	9,026	–	1,965	19	–
1.70%	1,483	–	326	8,327	–	871	–	–
1.75%	–	–	–	6,761	–	1,041	241	–
1.80%	62	–	–	6,332	–	1,282	–	–
1.85%	–	–	23	5,152	–	1,325	–	–
1.90%	–	–	–	3,545	–	555	–	–
1.95%	274	–	–	569	–	64	–	–
2.00%	–	–	–	17,780	–	657	–	–
2.05%	–	–	–	7,845	–	3,604	–	–
2.10%	–	–	–	1,164	–	32	–	–
2.15%	–	–	–	2,368	–	435	–	–
2.20%	–	–	–	1,351	–	730	–	–
2.25%	142	–	–	8,187	–	2,436	–	–
2.30%	–	–	–	343	–	22	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	54	–	33	–	–
2.45%	–	–	–	21	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$80,713	61,410	240,927	789,196	5,090	94,701	27,322	5,172

	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITMidCap2	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd
0.95%	$320	6,985	1,959	17,191	4,980	4,270	–	60,297
1.00%	–	2,491	–	3,956	1,494	4,032	–	11,174
1.05%	–	1,038	–	1,279	371	2,197	–	4,088
1.10%	898	2,162	5,897	11,020	2,760	595	–	46,531
1.15%	–	2,881	378	4,412	566	884	–	21,556
1.20%	–	153	98	2,224	129	309	–	4,806
1.25%	–	93	436	374	198	48	–	5,084
1.30%	–	880	–	6,041	390	15	–	5,161
1.35%	–	204	190	1,261	2	10	–	956
1.40%	60	9,008	864	28,032	6,997	9,983	–	63,246
1.45%	–	174	–	3,848	278	3,490	–	6,949
1.50%	–	7	365	91	492	25	–	2,977
1.55%	1,352	5,868	1,847	10,494	5,942	7,729	–	37,803
1.60%	–	5,312	66	7,360	497	885	–	21,080
1.65%	–	213	–	823	28	171	–	13,650
1.70%	–	603	–	995	21	537	–	2,356
1.75%	–	261	167	3,343	1	338	–	6,852
1.80%	–	918	–	773	103	1,392	–	3,471
1.85%	–	195	–	912	66	3,049	–	6,539
1.90%	–	50	–	498	–	106	–	4,720
1.95%	–	–	–	–	–	–	–	45
2.00%	–	372	–	181	543	7,194	–	12,770
2.05%	–	740	–	1,470	301	21	–	499
2.10%	–	–	–	190	–	48	–	73
2.15%	–	–	–	271	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	1,659	–	–	–	344
2.30%	–	–	–	703	141	677	–	121
2.35%	–	–	–	58	–	–	–	124
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	24	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$2,630	40,608	12,267	109,483	26,300	48,005	–	343,272

	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
0.95%	$24,894	47,748	188,810	108,837	66,686	59,628	9,931	456
1.00%	1,857	7,204	26,407	9,781	7,297	19,085	5,383	–
1.05%	199	2,789	12,893	957	1,252	9,682	669	–
1.10%	36,711	77,579	277,624	72,738	117,573	30,920	5,689	5,106
1.15%	11,111	32,810	151,985	36,400	65,955	8,616	1,488	–
1.20%	1,526	16,533	73,744	13,752	7,830	4,333	537	56
1.25%	1,433	12,837	45,838	36,357	23,150	2,884	1,738	–
1.30%	12,734	26,290	90,771	17,935	36,944	2,466	515	–
1.35%	1,054	5,347	6,109	7,037	3,775	676	177	–
1.40%	37,517	58,041	328,849	157,446	79,899	76,066	8,113	534
1.45%	26,117	3,820	55,890	35,049	18,554	13,851	470	–
1.50%	1,371	5,184	15,132	4,184	7,627	1,620	953	–
1.55%	8,962	45,536	208,225	59,487	86,378	56,619	4,611	388
1.60%	28,311	31,141	201,616	71,985	72,566	26,758	2,109	–
1.65%	13,479	27,922	59,547	32,688	18,839	5,812	296	–
1.70%	9,172	3,779	33,762	24,974	9,786	2,463	127	–
1.75%	4,172	24,987	51,670	14,354	16,706	3,323	460	99
1.80%	9,084	6,391	36,549	5,265	3,304	2,099	182	–
1.85%	1,046	10,123	28,013	7,048	3,770	4,708	1,857	–
1.90%	4,889	98	12,641	6,820	609	29	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
1.95%	28	638	4,167	2,269	1,725	533	62	–
2.00%	2,705	585	11,920	2,887	1,834	9,804	121	–
2.05%	13,588	1,961	12,229	9,862	5,310	1,898	411	–
2.10%	139	25	1,737	6,885	–	1,426	12	–
2.15%	669	1,341	6,108	22,058	1,442	–	363	–
2.20%	1,992	–	1,728	13,687	1,931	489	–	–
2.25%	4,847	521	5,434	1,219	262	176	–	–
2.30%	342	42	1,513	4,829	4	1,928	182	–
2.35%	1,119	–	3,583	856	46	–	–	–
2.40%	79	–	210	709	–	–	–	–
2.45%	94	–	684	133	148	62	24	–
2.55%	–	–	151	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$261,241	451,272	1,955,539	788,488	661,202	347,954	46,480	6,639

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
0.95%	$15,912	1,605	16,485	936	7,561	11,607	5,734	10,028
1.00%	6,809	–	4,176	463	800	2,249	738	5,289
1.05%	3,915	–	1,251	321	1,599	85	393	652
1.10%	6,372	3,592	10,058	567	5,623	8,758	7,116	8,667
1.15%	2,739	–	4,056	12	8,226	3,547	6,294	7,885
1.20%	972	–	859	511	475	1,157	307	1,223
1.25%	1,293	–	549	–	1,911	1,205	620	1,665
1.30%	1,356	–	563	488	3,172	4,868	1,864	4,592
1.35%	511	37	233	22	234	474	243	390
1.40%	15,581	289	14,919	738	6,387	21,579	16,069	18,999
1.45%	1,380	–	3,247	133	1,182	1,998	202	2,084
1.50%	1,019	101	72	3,798	277	505	255	578
1.55%	10,882	3,636	9,525	1,887	4,341	11,598	4,386	15,495
1.60%	6,339	–	6,989	381	3,153	10,186	4,111	12,161
1.65%	1,168	13	1,064	351	2,591	2,492	350	2,154
1.70%	369	–	1,634	218	2,748	2,333	728	3,598
1.75%	4,197	67	494	69	1,647	3,138	803	5,336
1.80%	766	–	1,190	455	2,500	2,638	51	646
1.85%	2,357	–	110	33	2,967	2,754	806	3,009
1.90%	19	–	20	35	1,098	1,231	–	132
1.95%	71	–	463	–	229	799	–	652
2.00%	15,870	–	2,092	–	316	1,085	2,347	678
2.05%	22	–	1,934	142	1,109	802	1,463	915
2.10%	18	–	10	47	339	1,097	–	3,170
2.15%	1,018	–	–	872	1,905	522	–	202
2.20%	487	–	–	–	887	368	–	832
2.25%	–	–	–	301	306	1,494	–	282
2.30%	191	–	–	21	886	202	–	–
2.35%	–	–	–	–	7,207	1,106	–	–
2.40%	–	–	–	–	445	–	–	–
2.45%	–	–	–	–	43	20	20	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	314	–	–	–

Totals	$101,633	9,340	81,993	12,801	72,478	101,897	54,900	111,314

	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
0.95%	$7,901	5,521	75,490	363	29,614	418	13,166	3,177
1.00%	–	–	–	54	2,661	–	7,103	–
1.05%	–	–	645	15	363	–	2,841	–
1.10%	13,563	17,147	166,383	–	30,476	1,541	5,725	3,381
1.15%	–	386	15,239	127	14,985	9	7,070	–
1.20%	117	358	7,520	278	2,839	2	454	3
1.25%	–	39	4,216	–	3,616	–	1,852	–
1.30%	–	–	2,350	–	7,285	–	2,909	–
1.35%	227	376	4,988	2	1,388	100	643	19
1.40%	3,164	3,172	22,742	423	41,538	846	17,875	63
1.45%	–	–	–	273	5,707	–	5,130	–
1.50%	–	474	3,417	–	1,745	309	48	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
1.55%	3,638	7,088	49,940	1,422	27,821	7	10,595	963
1.60%	–	–	4,433	635	15,701	–	8,987	–
1.65%	9	83	961	6	4,386	–	1,317	–
1.70%	–	–	85	146	2,679	–	1,020	–
1.75%	–	–	263	–	4,470	281	1,132	–
1.80%	–	–	589	1	2,753	–	3,043	–
1.85%	–	–	105	251	3,509	–	2,870	–
1.90%	–	–	–	–	2,409	–	–	–
1.95%	–	–	–	–	1,061	–	188	–
2.00%	–	–	–	–	10,888	–	3,896	–
2.05%	–	–	–	187	3,966	–	1,191	–
2.10%	–	–	–	–	749	–	2,442	–
2.15%	–	–	–	–	1,379	–	13	–
2.20%	–	–	–	–	1,317	–	295	–
2.25%	–	–	–	–	841	–	–	–
2.30%	–	–	–	–	579	–	–	–
2.35%	–	–	–	–	4,168	–	–	–
2.40%	–	–	–	–	295	–	–	–
2.45%	–	–	–	–	43	–	23	–
2.55%	–	–	–	–	119	–	–	–
2.60%	–	–	–	–	39	–	–	–

Totals	$28,619	34,644	359,366	4,183	231,389	3,513	101,828	7,606

	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppStratBdS	PVTGroInc	PVTIntEq	PVTSmCapVal
0.95%	$15,643	3,938	32,366	3,134	37,162	1,173	550	964
1.00%	9,171	–	4,817	–	10,655	1,165	661	–
1.05%	550	–	231	94	2,533	–	–	–
1.10%	14,444	15,287	26,935	4,217	27,067	703	2,516	3,464
1.15%	10,126	816	15,032	32	10,257	455	–	–
1.20%	991	35	4,442	149	2,212	97	–	29
1.25%	4,038	92	4,147	–	3,298	–	–	–
1.30%	1,505	–	6,305	–	6,489	3,229	–	–
1.35%	293	205	1,259	34	1,774	–	39	185
1.40%	25,596	1,266	45,562	658	57,321	3,027	707	540
1.45%	1,331	–	5,884	–	9,148	92	–	–
1.50%	1,286	113	2,069	–	5,435	–	–	411
1.55%	13,840	236	33,182	524	29,840	546	178	–
1.60%	4,890	–	14,590	–	16,214	–	–	–
1.65%	694	37	3,383	59	4,701	104	–	–
1.70%	2,110	–	6,657	–	2,676	21	236	–
1.75%	1,730	69	4,313	–	7,672	227	–	–
1.80%	463	–	1,053	–	4,921	181	–	–
1.85%	3,259	–	6,799	–	9,093	–	–	–
1.90%	–	–	4,322	–	714	–	–	–
1.95%	1,388	–	60	–	3	–	–	–
2.00%	66	–	226	–	178	81	–	–
2.05%	7	–	1,520	–	1,163	–	–	–
2.10%	900	–	508	–	152	29	–	–
2.15%	–	–	332	–	190	30	–	–
2.20%	229	–	–	–	55	–	–	–
2.25%	–	–	881	–	–	–	–	–
2.30%	–	–	–	–	7	8	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	43	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$114,550	22,094	226,918	8,901	250,930	11,168	4,887	5,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal	STIMidCapEq	STISmCapVal
0.95%	$1,748	401	11	–	56	294	265	504
1.00%	223	–	–	–	–	–	–	–
1.05%	310	–	–	–	–	–	–	–
1.10%	3,739	–	162	–	–	151	–	36
1.15%	–	–	–	–	363	443	–	226
1.20%	39	–	–	–	–	–	–	–
1.25%	–	–	–	–	–	–	–	–
1.30%	613	–	–	–	–	–	–	–
1.35%	72	–	–	–	–	–	–	–
1.40%	1,265	–	–	–	–	–	–	369
1.45%	1,157	1,795	–	–	156	1,012	1,237	–
1.50%	673	73	–	–	–	84	–	–
1.55%	1,156	–	–	104	–	–	–	–
1.60%	106	1,273	–	–	–	878	683	–
1.65%	–	87	–	–	–	86	53	–
1.70%	96	–	–	–	–	–	–	–
1.75%	89	–	–	–	–	–	–	–
1.80%	8	377	–	–	293	272	303	–
1.85%	14	131	–	–	–	93	74	–
1.90%	176	–	–	–	–	488	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	80	–	–	–	–	–	–	–
2.05%	489	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	230	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$12,283	4,137	173	104	868	3,801	2,615	1,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	VKCom2	VKEmGr2	VKCorPlus2	VKUSRealEst2
0.95%	$37,373	5,239	5,582	7,162
1.00%	12,476	1,637	1,227	3,519
1.05%	4,436	180	–	2,066
1.10%	26,364	5,820	1,812	2,257
1.15%	17,801	6,919	2,093	1,990
1.20%	2,921	1,562	1	580
1.25%	7,462	3,310	–	653
1.30%	8,737	3,055	272	1,159
1.35%	527	161	–	217
1.40%	53,796	17,512	1,313	13,494
1.45%	8,807	1,463	960	988
1.50%	6,383	2,996	63	922
1.55%	33,627	3,182	6,956	11,567
1.60%	13,639	3,561	1,904	2,245
1.65%	7,969	3,483	84	372
1.70%	5,973	1,463	8	138
1.75%	9,443	4,345	92	1,713
1.80%	3,047	1,576	–	526
1.85%	4,734	4,108	781	1,080
1.90%	310	569	–	130
1.95%	546	–	–	–
2.00%	–	48	–	275
2.05%	1,835	1,551	477	111
2.10%	2,270	353	8	68
2.15%	1,472	–	101	–
2.20%	467	503	–	–
2.25%	–	2,437	–	236
2.30%	8	143	–	1,153
2.35%	156	–	–	–
2.40%	–	–	–	–
2.45%	23	43	–	–
2.55%	–	–	–	–
2.60%	–	–	–	–

Totals	$272,602	77,219	23,734	54,621

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $27,375,350 and $73,682,684, respectively, and total transfers from the Account to the fixed account were $9,797,857 and $13,331,778, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $529,769 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,146,388 and $1,486,353 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series II Shares
2005	0.95% to 2.60%	1,394,538	$11.95 to 11.20	$16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%
2002	0.95% to 2.25%	800,468	7.77 to 7.89	6,302,001	0.00%	-22.33% to -21.06%	(a	) (b)

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%
2002	0.95% to 1.85%	91,797	7.60 to 7.67	701,623	0.00%	-24.03% to -23.27%	(a	) (b)

AIM VIF – Capital Development Fund – Series I Shares
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%
2002	1.10%	2,639	7.78	20,535	0.00%	-22.18%	(a	) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a	) (b)

AIM VIF – International Growth Fund – Series II Shares
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%
2002	0.95% to 1.85%	99,782	8.47 to 8.54	849,893	1.25%	-15.34% to -14.64%	(a	) (b)

AIM VIF – Mid Cap Core Equity Fund – Series I Shares
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%
2002	0.95% to 1.35%	18,668	8.58 to 8.60	160,441	0.00%	-14.20% to -14.00%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I Shares
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%
2002	0.95% to 1.20%	10,318	8.20 to 8.21	84,658	0.85%	-18.04% to -17.92%	(a	) (b)

AIM VIF – Premier Equity Fund – Series II Shares
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%
2002	0.95% to 1.85%	104,098	7.30 to 7.36	763,969	0.73%	-27.00% to -26.35%	(a	) (b)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%
2002	0.95% to 2.25%	256,388	7.93 to 8.06	2,062,156	0.42%	-20.65% to -19.36%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Alliance VPSF – AllianceBernstein International Value Portfolio – Class B
2005	0.95% to 2.40%	323,653	$19.20 to 18.18	$6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%
2002	0.95% to 2.00%	189,416	9.31 to 9.43	1,781,711	0.07%	-6.92% to -5.67%	(a) (b)

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%
2002	0.95% to 1.75%	106,973	7.39 to 7.44	793,895	0.00%	-26.11% to -25.58%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%
2002	0.95% to 2.00%	504,456	8.96 to 9.07	4,565,109	0.20%	-10.44% to -9.26%	(a) (b)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%
2002	0.95% to 1.35%	13,134	8.19 to 8.21	107,755	0.29%	-18.08% to -17.89%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%
2002	1.10% to 1.25%	5,844	7.95 to 7.96	46,504	0.52%	-20.49% to -20.42%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%
2002	0.95% to 1.50%	31,338	6.96 to 8.48	263,921	1.03%	-15.56% to -15.21%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Service Shares
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated IS – American Leaders Fund II – Service Shares
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%
2002	0.95% to 2.25%	27,004	7.99 to 8.09	217,899	0.00%	-20.09% to -19.09%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%
2002	0.95% to 1.75%	33,487	8.11 to 8.17	272,762	0.00%	-18.87% to -18.33%	(a) (b)

Federated IS – High Income Bond Fund II – Service Shares
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%
2002	0.95% to 1.85%	317,116	9.84 to 9.96	3,151,615	0.26%	-1.58% to -0.39%	(a) (b)

Federated IS – International Equity Fund II
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%
2002	0.95% to 1.10%	2,956	7.75 to 7.76	22,912	0.00%	-22.50% to -22.44%	(a) (b)

Federated IS – Mid Cap Growth Strategies Fund II
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%
2002	0.95% to 1.35%	14,512	8.12 to 8.14	118,081	0.00%	-18.78% to -18.59%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.95% to 1.65%	295,088	$11.32 to 11.65	$3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%
2002	0.95% to 1.40%	68,180	10.58 to 11.19	726,707	0.00%	5.71% to 6.06%	(a) (b)

Federated IS – Quality Bond Fund II – Service Shares
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%
2002	0.95% to 1.85%	317,535	10.63 to 10.71	3,395,118	0.00%	6.29% to 7.14%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%
2002	1.30% to 1.50%	3,956,126	9.73 to 11.66	45,514,268	1.88%	-18.19% to -18.03%
2001	1.30% to 1.50%	4,706,557	11.90 to 14.23	66,148,100	1.65%	-6.39% to -6.20%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%
2002	0.95% to 1.50%	3,205,774	7.60 to 9.39	29,863,633	1.78%	-18.33% to -17.79%
2001	0.95% to 1.50%	3,845,772	9.30 to 11.42	43,655,784	1.63%	-6.52% to -6.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%
2002	0.95% to 2.05%	3,060,579	7.41 to 8.38	24,567,597	1.55%	-19.10% to -17.94%
2001	0.95% to 2.05%	2,498,838	9.17 to 10.21	24,470,749	0.88%	-7.36% to -6.13%

Fidelity® VIP – Growth Portfolio – Initial Class
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%
2002	1.30% to 1.50%	4,940,777	9.13 to 10.69	52,151,808	0.27%	-31.16% to -31.02%
2001	1.30% to 1.50%	6,886,634	13.26 to 15.50	105,582,045	0.08%	-18.89% to -18.73%

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%
2002	0.95% to 1.65%	4,896,367	5.99 to 8.95	43,021,685	0.15%	-31.48% to -30.86%
2001	0.95% to 1.65%	6,382,836	8.72 to 12.95	81,083,471	0.00%	-19.26% to -18.51%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%
2002	0.95% to 2.05%	5,078,891	4.62 to 6.01	26,394,901	0.15%	-32.10% to -30.96%
2001	0.95% to 2.05%	5,230,827	6.77 to 8.76	39,867,391	0.06%	-19.85% to -18.65%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%
2002	1.30% to 1.50%	5,320,080	6.88 to 8.15	42,857,955	11.06%	1.89% to 2.10%
2001	1.30% to 1.50%	6,430,955	6.75 to 7.98	50,812,539	14.87%	-13.06% to -12.89%

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%
2002	0.95% to 1.50%	2,867,219	6.54 to 7.12	19,402,091	11.30%	2.02% to 2.63%
2001	0.95% to 1.50%	3,557,526	6.41 to 6.97	23,468,385	13.90%	-13.33% to -12.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – High Income Portfolio – Service Class 2
2005	0.95% to 2.25%	2,043,436	$9.90 to 8.41	$19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%
2002	0.95% to 1.85%	1,469,078	6.33 to 7.18	10,042,551	10.25%	0.93% to 2.32%
2001	0.95% to 1.85%	1,355,213	6.28 to 7.02	9,074,924	9.49%	-14.03% to -12.77%

Fidelity® VIP – Money Market Portfolio – Initial Class
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%
2002	0.95% to 1.75%	7,161,135	10.92 to 12.26	85,645,681	1.71%	-0.28% to 0.73%
2001	0.95% to 1.75%	9,148,479	10.93 to 12.21	109,227,617	4.01%	2.13% to 3.15%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%
2002	1.30% to 1.50%	3,295,102	7.50 to 8.87	28,981,568	0.89%	-21.48% to -21.32%
2001	1.30% to 1.50%	4,434,023	9.55 to 11.27	49,606,349	5.64%	-22.36% to -22.20%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%
2002	0.95% to 1.50%	1,459,258	6.34 to 7.36	10,652,687	0.78%	-21.77% to -21.10%
2001	0.95% to 1.60%	1,789,118	8.05 to 9.33	16,552,660	5.53%	-22.65% to -22.02%

Fidelity® VIP – Overseas Portfolio – Service Class 2
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
2002	0.95% to 1.95%	1,167,806	5.03 to 6.34	6,583,033	0.84%	-22.36% to -21.21%
2001	0.95% to 1.95%	1,274,635	6.45 to 8.09	9,256,296	4.73%	-23.06% to -21.92%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)

Fidelity® VIP – Value Portfolio – Service Class
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%
2002	0.95% to 1.10%	71,212	7.82 to 7.84	558,177	0.12%	-16.70% to -16.57%
2001	0.95% to 1.10%	66,001	9.37 to 9.40	620,160	0.20%	-6.28% to -6.01%	(a) (b)

Fidelity® VIP – Value Portfolio – Service Class 2
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%
2002	0.95% to 1.95%	176,457	7.71 to 7.83	1,373,675	0.12%	-17.51% to -16.67%
2001	0.95% to 1.95%	145,526	9.34 to 9.40	1,364,395	0.20%	-6.57% to -6.01%	(a) (b)

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%
2002	1.30% to 1.50%	607,643	8.81 to 10.39	6,237,888	3.09%	-16.79% to -16.63%
2001	1.30% to 1.50%	805,715	10.59 to 12.46	9,931,127	3.07%	-8.79% to -8.60%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%
2002	0.95% to 1.50%	511,396	7.06 to 8.53	4,338,581	2.88%	-16.98% to -16.34%
2001	0.95% to 1.50%	642,356	8.48 to 10.20	6,517,623	2.96%	-9.12% to -8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2
2005	0.95% to 2.00%	262,690	$8.70 to 8.74	$2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%
2002	0.95% to 1.85%	463,222	6.49 to 7.05	3,184,600	2.75%	-17.56% to -16.63%
2001	0.95% to 1.85%	557,576	7.86 to 8.49	4,615,931	2.40%	-9.54% to -8.48%

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%
2002	1.30% to 1.50%	871,353	10.17 to 11.74	10,084,620	4.11%	-10.10% to -9.92%
2001	1.30% to 1.50%	1,032,325	11.32 to 13.03	13,288,122	4.42%	-5.54% to -5.34%

Fidelity® VIP II – Asset Manager Portfolio – Service Class
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%
2002	0.95% to 1.50%	761,504	8.46 to 9.93	7,520,585	4.17%	-10.22% to -9.72%
2001	0.95% to 1.50%	962,708	9.42 to 11.00	10,538,664	4.21%	-5.69% to -5.16%

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%
2002	0.95% to 2.05%	584,811	7.86 to 8.45	4,820,661	4.15%	-10.89% to -9.89%
2001	0.95% to 2.05%	718,290	8.82 to 9.42	6,588,726	3.01%	-6.36% to -5.30%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%
2002	1.30% to 1.50%	4,767,339	11.07 to 13.20	62,231,480	0.93%	-10.71% to -10.53%
2001	1.30% to 1.50%	6,221,749	12.40 to 14.75	90,878,389	0.83%	-13.57% to -13.39%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%
2002	0.95% to 1.85%	3,563,729	7.89 to 11.10	38,984,835	0.79%	-11.10% to -10.29%
2001	0.95% to 1.85%	4,223,233	8.87 to 12.37	51,409,430	0.71%	-13.99% to -13.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%
2002	0.95% to 2.25%	2,721,894	6.96 to 7.97	20,351,677	0.73%	-12.07% to -10.46%
2001	0.95% to 1.95%	2,520,595	7.89 to 8.94	21,192,128	0.61%	-14.39% to -13.31%

Fidelity® VIP II – Index 500 Portfolio – Initial Class
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%
2002	0.95% to 2.05%	9,224,993	6.27 to 11.23	87,694,970	1.46%	-23.95% to -22.99%
2001	0.95% to 2.05%	12,613,054	8.24 to 14.63	156,372,138	1.16%	-14.03% to -12.94%

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%
2002	0.95% to 1.85%	7,974,078	12.17 to 14.54	110,984,969	3.72%	8.23% to 9.29%
2001	0.95% to 1.85%	7,585,546	11.24 to 13.35	96,862,508	4.69%	6.39% to 7.43%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%
2002	0.95% to 1.00%	24,455	6.64 to 6.71	163,905	0.00%	-27.45% to -27.04%
2001	0.95% to 1.60%	34,552	9.09 to 9.19	316,794	0.24%	-9.14% to -8.10%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2
2005	0.95% to 2.35%	315,380	$9.96 to 9.27	$3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%
2002	0.95% to 1.95%	206,142	6.48 to 6.64	1,357,901	0.00%	-28.24% to -27.32%
2001	0.95% to 1.95%	148,920	9.03 to 9.13	1,354,945	0.01%	-9.73% to -8.66%	(a) (b)

Fidelity® VIP III – Balanced Portfolio – Initial Class
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%
2002	1.30% to 1.50%	4,262,434	10.07 to 14.58	61,479,112	3.31%	-10.09% to -9.91%
2001	1.30% to 1.50%	5,526,702	11.20 to 16.18	88,567,556	3.91%	-3.06% to -2.86%

Fidelity® VIP III – Balanced Portfolio – Service Class
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%
2002	0.95% to 1.50%	1,814,362	7.99 to 9.77	17,626,815	3.16%	-10.33% to -9.62%
2001	0.95% to 1.50%	2,135,354	8.89 to 10.81	22,968,602	3.61%	-3.21% to -2.66%

Fidelity® VIP III – Balanced Portfolio – Service Class 2
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%
2002	0.95% to 1.95%	1,143,308	7.79 to 8.42	9,326,361	3.07%	-10.87% to -9.80%
2001	0.95% to 1.95%	1,239,800	8.76 to 9.34	11,239,345	2.30%	-3.87% to -2.81%

Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%
2002	0.95% to 1.40%	113,186	5.46 to 5.67	641,374	0.16%	-8.63% to -8.11%
2001	0.95% to 1.40%	125,342	5.97 to 6.17	772,763	0.10%	-29.81% to -29.29%

Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%
2002	0.95% to 1.85%	519,737	5.36 to 5.65	2,870,056	0.18%	-9.55% to -8.43%
2001	0.95% to 1.85%	468,870	5.92 to 6.17	2,838,644	0.10%	-30.28% to -29.29%

Fidelity® VIP III – Growth & Income Portfolio – Initial Class
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%
2002	1.30% to 1.50%	2,571,965	10.01 to 12.01	30,530,496	1.47%	-17.87% to -17.70%
2001	1.30% to 1.50%	3,350,144	12.19 to 14.60	48,279,112	1.39%	-10.12% to -9.94%

Fidelity® VIP III – Growth & Income Portfolio – Service Class
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%
2002	0.95% to 1.50%	3,561,810	7.01 to 9.51	33,518,982	1.37%	-18.16% to -17.48%
2001	0.95% to 1.50%	4,431,368	8.55 to 11.53	50,445,917	1.31%	-10.23% to -9.72%

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%
2002	0.95% to 2.00%	2,031,206	6.74 to 7.29	14,463,378	1.39%	-18.93% to -17.64%
2001	0.95% to 1.80%	2,085,900	8.36 to 8.86	18,097,561	1.09%	-11.11% to -9.88%

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%
2002	1.30% to 1.50%	11,062,424	6.94 to 13.22	143,427,725	1.16%	-23.02% to -22.86%
2001	1.30% to 1.50%	15,292,145	9.02 to 17.14	257,389,800	0.40%	-15.71% to -15.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.95% to 1.70%	3,260,503	$9.73 to 7.71	$31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%
2002	0.95% to 1.50%	5,326,989	5.23 to 6.62	34,909,704	0.98%	-23.31% to -22.66%
2001	0.95% to 1.50%	6,880,064	6.79 to 8.56	58,328,051	0.26%	-16.01% to -15.26%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%
2002	0.95% to 1.80%	1,328,408	5.07 to 5.56	7,176,456	0.90%	-23.83% to -22.75%
2001	0.95% to 1.80%	1,663,455	6.66 to 7.19	11,651,717	0.34%	-16.69% to -15.46%

Fidelity® VIP III – Mid Cap Portfolio – Initial Class
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%
2002	1.30%	155,616	16.39	2,550,019	1.00%	-11.00%
2001	1.30%	157,589	18.41	2,901,358	0.00%	-4.48%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%
2002	0.95% to 1.50%	1,047,270	14.96 to 16.55	17,266,663	0.95%	-11.43% to -10.75%
2001	0.95% to 1.60%	1,331,713	16.86 to 18.54	24,618,561	0.00%	-5.35% to -4.29%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%
2002	0.95% to 2.05%	2,143,293	9.24 to 15.07	24,940,094	0.87%	-12.23% to -10.88%
2001	0.95% to 2.05%	2,002,516	10.49 to 16.99	26,713,881	0.00%	-5.69% to -4.44%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%
2002	0.95% to 1.25%	7,968	7.92 to 7.94	63,181	0.00%	-20.78% to -20.64%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%
2002	0.95% to 1.95%	108,052	7.43 to 7.51	809,528	0.00%	-25.70% to -24.91%	(a) (b)

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%
2002	0.95% to 1.35%	27,539	8.90 to 8.94	245,943	0.00%	-10.95% to -10.62%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%
2002	0.95% to 1.35%	5,514	7.76 to 7.77	42,825	0.00%	-22.45% to -22.27%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%
2002	0.95% to 1.50%	8,310	8.06 to 8.31	68,339	0.31%	-17.22% to -16.91%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II
2005	0.95% to 2.45%	703,966	$13.35 to 12.63	$9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%
2002	0.95% to 2.00%	170,381	7.83 to 7.91	1,344,861	0.27%	-21.72% to -20.87%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class II
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%
2002	0.95% to 2.00%	57,258	8.00 to 8.08	461,497	0.19%	-19.96% to -19.21%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class VI
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%
2002	0.95% to 1.85%	1,894,099	10.79 to 11.45	20,858,722	3.72%	7.82% to 8.75%	(a) (b)

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%
2002	0.95% to 1.80%	255,545	8.17 to 8.32	2,116,196	0.77%	-17.63% to -16.79%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%
2002	0.95% to 1.85%	881,738	9.84 to 9.96	8,755,969	2.20%	-1.62% to -0.43%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%
2002	0.95% to 2.10%	2,265,379	8.95 to 9.09	20,515,389	1.47%	-10.15% to -9.09%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%
2002	0.95% to 2.10%	974,155	8.50 to 8.66	8,409,020	1.15%	-14.43% to -13.41%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%
2002	0.95% to 1.85%	1,345,876	9.44 to 9.57	12,841,716	1.92%	-5.43% to -4.28%	(a) (b)

Gartmore GVIT Money Market Fund – Class I
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%
2002	0.95% to 1.85%	3,211,806	9.94 to 10.20	32,559,252	0.89%	-1.02% to 0.22%	(a) (b)

Gartmore GVIT Small Cap Growth Fund – Class II
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09% to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%
2002	0.95% to 2.00%	167,244	7.07 to 7.17	1,197,349	0.00%	-29.27% to -28.25%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%
2002	0.95% to 1.20%	1,074	6.87 to 7.67	8,098	0.02%	-23.44% to -23.26%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Cap Value Fund – Class II
2005	0.95% to 2.30%	589,896	$13.04 to 12.41	$7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%
2002	0.95% to 1.85%	112,208	7.07 to 7.13	799,034	0.00%	-29.32% to -28.67%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%
2002	0.95% to 1.35%	4,671	8.22 to 8.23	38,430	0.00%	-17.84% to -17.65%	(a) (b)

Gartmore GVIT Small Company Fund – Class II
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%
2002	0.95% to 2.00%	135,334	8.37 to 8.45	1,141,193	0.00%	-16.34% to -15.50%	(a) (b)

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%
2002	0.95% to 2.10%	137,254	7.41 to 7.51	1,026,789	0.00%	-25.95% to -24.90%	(a) (b)

MFS® VIT – Mid Cap Growth Series – Service Class
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%
2002	0.95% to 2.10%	284,611	6.27 to 6.36	1,804,391	0.00%	-37.29% to -36.35%	(a) (b)

MFS® VIT – New Discovery Series – Service Class
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%
2002	0.95% to 2.25%	190,543	7.12 to 7.24	1,374,831	0.00%	-28.79% to -27.61%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%
2002	0.95% to 1.95%	221,613	8.50 to 8.58	1,894,709	0.00%	-15.00% to -14.18%	(a) (b)

MTB Group of Funds – Large Cap Growth Fund II
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%
2002	0.95% to 1.35%	56,581	8.27 to 8.30	469,174	0.00%	-17.28% to -16.96%	(a) (b)

MTB Group of Funds – Large Cap Value Fund II
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%
2002	0.95% to 1.35%	65,516	7.93 to 7.97	520,862	0.21%	-20.67% to -20.35%	(a) (b)

MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%
2002	0.95% to 1.55%	715,334	9.22 to 9.27	6,621,646	0.23%	-7.75% to -7.31%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	0.95% to 2.60%	1,568,318	$10.99 to 10.30	$16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%
2002	0.95% to 2.25%	514,036	7.61 to 7.74	3,964,545	0.01%	-23.87% to -22.62%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%
2002	0.95% to 1.10%	5,633	7.91 to 7.92	44,600	0.00%	-20.85% to -20.78%	(a) (b)

Oppenheimer Global Securities Fund/VA – Service Class
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%
2002	0.95% to 2.10%	462,585	7.80 to 7.91	3,647,480	0.00%	-22.01% to -20.93%	(a) (b)

Oppenheimer High Income Fund/VA – Initial Class
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%
2002	0.95% to 1.35%	21,980	9.61 to 9.64	211,638	0.00%	-3.86% to -3.63%	(a) (b)

Oppenheimer Main Street Fund® /VA – Service Class
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%
2002	0.95% to 2.10%	443,060	8.07 to 8.18	3,613,964	0.01%	-19.31% to -18.20%	(a) (b)

Oppenheimer Main Street Small Cap Fund® /VA – Initial Class
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%
2002	0.95% to 1.20%	7,916	8.35 to 8.36	66,169	0.00%	-16.48% to -16.36%	(a) (b)

Oppenheimer Strategic Bond Fund/VA – Service Class
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%
2002	0.95% to 1.85%	393,065	10.40 to 10.52	4,126,784	0.08%	4.00% to 5.24%	(a) (b)

Putnam VT Growth & Income Fund – IB Shares
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)

Putnam VT International Equity Fund – IB Shares
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%
2002	0.95% to 1.35%	10,482	8.11 to 8.13	85,177	0.00%	-18.86% to -18.67%	(a) (b)

Putnam VT Small Cap Value – IB Shares
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%
2002	0.95% to 1.35%	12,608	7.74 to 7.76	97,793	0.00%	-22.56% to -22.38%	(a) (b)

Putnam VT Voyager II Fund – IB Shares
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%
2002	0.95% to 1.50%	14,682	8.20 to 8.22	120,649	0.00%	-18.03% to -17.77%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
STI Classic Variable Trust – Capital Appreciation Fund
2005	0.95% to 1.85%	23,224	$12.34 to 11.98	$281,902	0.14%	-1.84% to 2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – International Equity Fund
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%

STI Classic Variable Trust – Investment Grade Bond Fund
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Relative Value Fund
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Value Equity Fund
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid Cap Equity Fund
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

Van Kampen LIT – Comstock Portfolio – Class II
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%
2002	0.95% to 2.10%	555,025	7.96 to 8.07	4,464,450	0.01%	-20.44% to -19.33%	(a) (b)

Van Kampen LIT – Emerging Growth Portfolio – Class II
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%
2002	0.95% to 2.10%	261,630	6.91 to 7.01	1,825,726	0.00%	-30.94% to -29.95%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

2002 Reserves for annuity contracts in payout phase:				390,249

2002 Contract owners’ equity				$1,361,352,650

2001 Reserves for annuity contracts in payout phase:				372,928

2001 Contract owners’ equity				$1,725,843,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

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